As filed with the Securities and Exchange Commission on February 27, 1998

                                          1933 Act Registration No. 333-14233
                                           1940 Act Registration No. 811-7865


                       SECURITIES AND EXCHANGE COMMISSION
  ----------------------------------------------------------------------------
                              Washington, DC 20549
                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.                  ___

                          Post-Effective Amendment No.    3              X
                                                                        ___


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No.             3              X
                                                                        ___


                               LIFEUSA FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                       3700 First Bank Place, P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices)(Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)

Christopher J. Smith                           Copy to:
 Investment Advisers, Inc.                     Michael J. Radmer, Esq.
 3700 First Bank Place                         Dorsey & Whitney
 P.O. Box 357                                  220 South Sixth Street
 Minneapolis, Minnesota  55440                 Minneapolis, Minnesota  55402
(Name and Address of Agent for Service)

  It is proposed that this filing will become effective (check appropriate box)


    ---  immediately upon filing pursuant to paragraph (b)
    ---  on (date) pursuant to paragraph (b)
    ---  60 days after filing pursuant to paragraph (a)(1)
     X   on May 1, 1998 pursuant to paragraph (a)(1)
    ---
    ---  75 days after filing pursuant to paragraph (a)(2)
    ---  on (date) pursuant to paragraph (a)(2) of Rule 485


   If appropriate, check the following box:

    --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               LIFEUSA FUNDS, INC.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

Item Number         Caption                                      Prospectus Caption
-----------         -------                                      ------------------
        1           Cover Page                                   Cover Page of Prospectus

        2           Synopsis                                     Fund Expense Information

        3           Condensed Financial Information              Investment Performance

        4           General Description of Registrant            Investment Objectives and Policies;
                                                                 Description of Common Stock; Additional
                                                                 Information

        5           Management of the Fund                       Fund Expense Information; Management;
                                                                 Additional Information; Custodian,
                                                                 Transfer Agent and Dividend Disbursing
                                                                 Agent

        5A          Management's Discussion of Fund Performance  Information is contained in the Fund's
                                                                 Semi-Annual Report.

        6           Capital Stock and Other Securities           Dividends, Distributions and Tax Status;
                                                                 Description of Common Stock; Additional
                                                                 Information

        7           Purchase of Securities Being Offered         Computation of Net Asset Value and
                                                                 Pricing; Distribution of Portfolio
                                                                 Shares; Purchase of Shares; Right of
                                                                 Accumulation; Systematic Investment Plan;
                                                                 Group Systematic Investment Plan; Group
                                                                 Purchases; Automatic Investment Plan;
                                                                 Exchange Privilege; Retirement Plans;
                                                                 Authorized Telephone Trading

        8           Redemption of Repurchase                     Redemption of Shares; Systematic Cash
                                                                 Withdrawal Plan; Exchange Privilege;
                                                                 Authorized Telephone Trading

        9           Pending Legal Proceedings                    Not Applicable




Number   Caption                                     Statement of Additional Information
------   -------                                     -----------------------------------

        10          Cover Page                                   Cover Page of Statement of Additional
                                                                 Information

        11          Table of Contents                            Table of Contents

        12          General Information and History              Management

        13          Investment Objectives and Policies           Investment Objectives and Policies;
                                                                 Investment Restrictions

        14          Management of the Fund                       Management

        15          Control Persons and Principal Holders of     Management; Capital Stock
                    Securities

        16          Investment Advisory and Other Services       Management; Prior Agreements; Custodian,
                                                                 Counsel and Auditors; Transfer Agent and
                                                                 Dividend Disbursing Agent

        17          Brokerage Allocation                         Portfolio Transactions and Allocation of
                                                                 Brokerage

        18          Capital Stock and Other Securities           Capital Stock

        19          Purchase, Redemption and Pricing of          Net Asset Value and Public Offering Price
                    Securities Being Offered

        20          Tax Status                                   Tax Status

        21          Underwriters                                 Plan of Distribution

        22          Calculation of Performance Data              Investment Performance

        23          Financial Statements                         Financial Statements

                          Prospectus Dated May 1, 1998

                               LIFEUSA FUNDS, INC.

                              3700 First Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                            Telephone 1-800-864-4725

LifeUSA Funds, Inc. (the "Fund") is an open-end management investment company consisting of the following six separate diversified investment portfolios (each a "Portfolio" and, together, the "Portfolios"): LifeUSA Aggressive Growth Portfolio, LifeUSA Growth Portfolio, LifeUSA Global Portfolio, LifeUSA Balanced Portfolio, LifeUSA Current Income Portfolio and LifeUSA Principal Preservation Portfolio. Each Portfolio offers investors a convenient means of investing in shares of certain mutual funds (the "Underlying Funds") within certain predetermined percentage ranges.


This Prospectus sets forth concisely the information which a prospective investor should know about the Portfolios before investing and it should be retained for future reference. A "Statement of Additional Information" dated May 1, 1998, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the address or telephone number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                                TABLE OF CONTENTS
PORTFOLIO EXPENSE INFORMATION............................................................................3
INVESTMENT OBJECTIVES AND POLICIES.......................................................................8
PRINCIPAL PORTFOLIO RISK FACTORS........................................................................10
DESCRIPTION OF UNDERLYING FUNDS.........................................................................13
MANAGEMENT..............................................................................................18
DISTRIBUTION OF PORTFOLIO SHARES........................................................................19
COMPUTATION OF NET ASSET VALUE AND PRICING..............................................................20
PURCHASE OF SHARES......................................................................................20
RIGHT OF ACCUMULATION...................................................................................22
SYSTEMATIC INVESTMENT PLAN..............................................................................22
GROUP SYSTEMATIC INVESTMENT PLAN........................................................................23
GROUP PURCHASES.........................................................................................23
AUTOMATIC INVESTMENT PLAN...............................................................................24
REDEMPTION OF SHARES....................................................................................24
EXCHANGE PRIVILEGE......................................................................................26
AUTHORIZED TELEPHONE TRADING............................................................................27
SYSTEMATIC CASH WITHDRAWAL PLAN.........................................................................28
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS.................................................................28
INVESTMENT PERFORMANCE..................................................................................29
RETIREMENT PLANS........................................................................................30
DESCRIPTION OF COMMON STOCK.............................................................................30
COUNSEL AND AUDITORS....................................................................................31
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.................................................31
ADDITIONAL INFORMATION..................................................................................31
APPENDIX...............................................................................................A-1

PORTFOLIO EXPENSE INFORMATION
                                          Aggressive                                         Current          Principal
Shareholder Transaction Expenses            Growth      Growth     Global     Balanced       Income         Preservation
---------------------------------------- ------------- ---------- --------- ------------- --------------- ----------------

Maximum Sales Load Imposed
  on Purchases                              5.75%        5.75%     5.75%       5.75%          5.75%            None
Sales Load Imposed
  on Reinvested Dividends                    None        None       None        None           None            None
Redemption Fees*                             None        None       None        None           None            None
Exchange Fees                                None        None       None        None           None            None
----------------------------------------
* Each Portfolio charges a $10.00 fee
  for the payment of redemption proceeds by wire.

Annual Fund Operating Expenses
(as a percentage of                       Aggressive                                          Current        Principal
average daily net assets)                   Growth      Growth     Global    Balanced         Income        Preservation
---------------------------------------- ------------- ---------- --------- ------------ ----------------- ---------------
Management Fee                               None        None       None       None            None             None
Rule 12b-1 Fee*                             0.50%        0.50%     0.50%       0.50%          0.50%            0.50%

Other Expenses**                            0.00%        0.00%     0.00%       0.00%          0.00%            0.00%

 Total Fund Operating Expenses***           0.50%        0.50%     0.50%       0.50%          0.50%            0.50%
--------------------------------
*     After fee waiver
**    After expense reimbursement
***   After 12b-1 fee waiver and expense reimbursement




     LifeUSA Securities, Inc., the Portfolios' principal underwriter, has voluntarily agreed to waive the Rule 12b-1 Fee in excess of 0.50% of each Portfolio's average daily net assets until May 1, 1999. Absent such voluntary waiver, each Portfolio would pay 0.75% of its average daily net assets as the Rule 12b-1 Fee. Half of the post-waiver Rule 12b-1 Fee (0.25%) is designated for the provision of shareholder services while the remainder is designated for the provision of distribution services. See the section "Distribution of Portfolio Shares" for more information.

     LifeUSA Securities, Inc. has also agreed to reimburse all Portfolio "Other Expenses" until May 1, 1999. Set forth are the Portfolios' "Other Expenses" and "Total Fund Operating Expenses" as a percentage of average daily net assets, that would have been paid if during the most recent fiscal yeazr LifeUSA Securities, Inc. had not reimbursed "Other Expenses" and waived Rule 12b-1 fees as discussed above.



                Portfolio                                                  Other Expenses       Total Fund Operating Expenses
                ---------                                                  ----------           -----------------------------

                LifeUSA Aggressive Growth Portfolio                          20.61%                         21.36%
                LifeUSA Growth Portfolio                                     36.55%                         37.30%
                LifeUSA Global Portfolio                                     29.65%                         30.40%
                LifeUSA Balanced Portfolio                                   33.24%                         33.99%
                LifeUSA Current Income Portfolio                             75.45%                         76.20%
                LifeUSA Principal Preservation Portfolio                     71.74%                         72.49%


INDIRECT EXPENSES

     Besides the Total Fund Operating Expenses set forth above, each Portfolio will also indirectly pay its pro rata share of the fees and expenses incurred by the Underlying Funds. The investment returns of each Portfolio, therefore, will be net of the expenses of the Underlying Funds in which it invests. The following chart shows the expense ratio (as of December 31, 1997 and net of voluntary fee waivers) of each of the Underlying Funds in which the Portfolios may invest.


                  Underlying Fund                          Expense Ratio
                  ----------------------------------- ------------------------

                  IAI Balanced Fund                            1.25%
                  IAI Bond Fund                                1.10%
                  IAI Capital Appreciation Fund                1.40%
                  IAI Developing Countries Fund                2.00%
                  IAI Emerging Growth Fund                     1.25%
                  IAI Government Fund                          1.10%
                  IAI Growth Fund                              1.25%
                  IAI Growth and Income Fund                   1.24%
                  IAI International Fund                       1.67%
                  IAI Midcap Growth Fund                       1.25%
                  IAI Money Market Fund                         .60%
                  IAI Regional Fund                            1.21%
                  IAI Reserve Fund                              .85%
                  IAI Value Fund                               1.25%


     Based on a weighted average of the expense ratios of the Underlying Funds in which each Portfolio invests as of December 31, 1997, the approximate indirect expense ratio for each Portfolio is expected to be as follows: LifeUSA Aggressive Growth Portfolio 1.32%, LifeUSA Growth Portfolio 1.25%, LifeUSA Global Portfolio 1.57%, LifeUSA Balanced Portfolio 1.28%, LifeUSA Current Income Portfolio 1.08% and LifeUSA Principal Preservation Portfolio 0.60%.



COMBINED EXPENSES - EXAMPLE

     Based upon the levels of Total Portfolio Operating Expenses listed above combined with each Portfolio's pro rata share of the expenses of the Underlying Funds (also as listed above), you would pay the following expenses on a $1,000 investment, assuming a five percent annual return and redemption at the end of each period:

                                                      1 Year          3 Years         5 Years       10 Years
                                                      ------          -------         -------       --------

LifeUSA Aggressive Growth Portfolio                     75              111             150            259
LifeUSA Growth Portfolio                                74              109             147            252
LifeUSA Global Portfolio                                77              119             162            284
LifeUSA Balanced Portfolio                              75              110             148            255
LifeUSA Current Income Portfolio                        73              105             139            235
LifeUSA Principal Preservation Portfolio                68               90             115            184


     The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in a Portfolio will bear directly and indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     Long term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


                                 Fund Directors
                                 --------------

                        Madeline Betsch           J. Peter Thompson
                     W. William Hodgson           Charles H. Withers
                         George R. Long

                              FINANCIAL HIGHLIGHTS

The following information has been audited by KMPG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The financial statements in the Annual Report are incorporated by reference in (and are a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                               LIFEUSA FUNDS, INC.
                                                                  Period from February 3, 1997****
                                                                      to December 31, 1997
                                                          ---------------- ---------------- ----------------
                                                            Aggressive
                                                              Growth           Growth           Global
                                                             Portfolio        Portfolio        Portfolio
--------------------------------------------------------- ----------------- --------------  ----------------

NET ASSET VALUE
   Beginning of period                                       $   10.00        $     10.00       $    10.00
                                                          ----------------- --------------- ---------------

OPERATIONS
  Net investment income (losses)                                 (0.01)             (0.01)           0.10
  Net realized and unrealized gains                               1.81               1.11            0.08
                                                          ----------------- --------------- ---------------
    Total from operations                                         1.80               1.10            0.18
                                                          ----------------- --------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.06)             (0.10)          (0.24)
  Net realized gains                                             (0.11)             (0.31)          (0.29)
                                                          ----------------- --------------- ---------------
    Total distributions                                          (0.17)             (0.41)          (0.53)
                                                          ----------------- --------------- ---------------

NET ASSET VALUE
  End of period                                             $    11.63        $     10.69        $   9.65
                                                          ================= =============== ===============

Total investment return*                                         18.00%            11.01%            1.83%

Net assets at end of period (000's omitted)                 $     176          $    105          $     76

RATIOS:
  Expenses to average net assets***                               0.50%**           0.50%**          0.50%**
  Net investment income (loss) to average net assets***          (0.30%)**         (0.31%)**         1.31%**
  Portfolio turnover rate                                         4.5%             32.4%            28.7%
---------------------------------------------------------
*        Total  investment  return is based on the  change  in net  asset  value during the period and assumes  reinvestment of all distributions at net asset value.
**       Annualized
***      The Fund's distributor voluntarily waived $15,847, $15,760, and $15,783, respectively, in expenses for the period ended December 31, 1997.
         If the Portfolios had been charged these expenses, the ratios of expenses to average daily net assets would have been  21.36%, 37.30%
         and 30.40%, respectively, and the ratios of net investment income (loss)
         to average daily net assets would have been (21.16%), (37.11%) and
         (28.59%), respectively.  These expenses will be voluntarily waived through May 1, 1999.  The expense ratios exclude the fees and expenses of the Underlying Funds.
****     Commencement of operations.


                                                              Period from February 3, 1997****
                                                                   to December 31, 1997
                                                          --------------- ----------------- ---------------
                                                                              LifeUSA            LifeUSA
                                                              LifeUSA         Current            Principal
                                                             Balanced         Income           Preservation
                                                             Portfolio       Portfolio           Portfolio
--------------------------------------------------------- ---------------- ---------------- ----------------

NET ASSET VALUE
   Beginning of period                                       $   10.00       $     10.00         $    10.00
                                                          ---------------- ----------------- ---------------

OPERATIONS
  Net investment income                                           0.18              0.46               0.41
  Net realized and unrealized gains                               0.65              0.33                --
                                                          ---------------- ----------------- ---------------
    Total from operations                                         0.83              0.79               0.41
                                                          ---------------- ----------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.29)            (0.86)             (0.77)
  Net realized gains                                             (0.13)             ---                 ---
                                                          ---------------- ----------------- ---------------
    Total distributions                                          (0.42)            (0.83)             (0.77)
                                                          ---------------- ----------------- ---------------

NET ASSET VALUE
  End of period                                              $   10.41         $    9.96      $        9.64
                                                          ================ ================= ===============

Total investment return*                                          8.30%             7.90%              4.13%

Net assets at end of period (000's omitted)                  $      97       $       29       $        28

RATIOS:
  Expenses to average net assets***                              0.50%**           0.50%**            0.50%**
  Net investment income to average net assets***                 3.26%**           5.57%**            4.48%**
  Portfolio turnover rate                                        21.9%            13.1%              11.0%
---------------------------------------------------------
*        Total  investment  return is based on the  change  in net  asset  value during the period and assumes  reinvestment of all distributions at net asset value.
**       Annualized
***      The Fund's distributor voluntarily waived $15,770, $15,700, and
         $15,739, respectively, in expenses for the period ended December 31, 1997.
         If the Portfolios had been charged these expenses, the ratios of expenses to average daily net assets would have been  33.99%, 76.20% and 72.49%, respectively, and the ratios of net investment income (loss) to average daily net assets would have been (30.23%), (70.13%) and (67.51%), respectively.
         These expenses will be voluntarily waived through May 1, 1999.  The expense ratios exclude the fees and expenses of the Underlying Funds.
****     Commencement of operations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund is an open-end diversified investment company that currently offers six managed investment portfolios. Each Portfolio seeks to achieve its investment objective by investing, within specified ranges, in mutual funds as set forth below (the "Underlying Funds"). By investing in Underlying Funds, the Portfolios (except Principal Preservation Portfolio) seek to maintain different allocations between mutual funds depending on a Portfolio's investment objective and strategy. Allocating investments between mutual funds permits each such Portfolio to attempt to optimize performance consistent with its investment objective. Each Portfolio's investment objective may not be changed without shareholder approval. There can be no assurance that a Portfolio's investment objective will be achieved.

     The investment ranges are based on the degree to which the Underlying Funds selected are expected in combination to be appropriate for a Portfolio's particular investment objective and strategy. If, as a result of appreciation or depreciation, the percentage of a Portfolio's assets invested in an Underlying Fund exceeds or is less than the applicable percentage limitations set forth above, the Adviser will consider, in its discretion, whether to re-allocate the assets of a Portfolio to comply with the limitations. The specific Underlying Funds in which each Portfolio may invest and the investment ranges applicable to each Underlying Fund may be changed from time to time by the Fund's Board of Directors without the approval of a Portfolio's shareholders, provided that this Prospectus is appropriately supplemented or amended.

LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks to provide long-term capital appreciation by investing in mutual funds that emphasize small to medium-sized domestic companies. In general, the Aggressive Growth Portfolio should offer investors the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk. The Aggressive Growth Portfolio currently intends to invest in the following Underlying Funds within the percentage ranges set forth below:

                                               Investment Range
                                          (Percent of the Aggressive
      Underlying Funds                    Growth Portfolio's Assets)
      ----------------                    --------------------------

      IAI Capital Appreciation Fund                0 - 80%
      IAI Value Fund                               0 - 80%
      IAI Regional Fund                            0 - 80%
      IAI Emerging Growth Fund                     0 - 80%



LIFEUSA GROWTH PORTFOLIO

     The Growth Portfolio seeks to provide long-term capital appreciation by investing in mutual funds that emphasize the securities of medium-sized to large domestic companies. In general, the Growth Portfolio should offer investors the potential for a low level of income and the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk. The Growth Portfolio currently intends to invest in the following Underlying Funds within the percentage ranges set forth below:

                                               Investment Range
                                                (Percent of the
      Underlying Funds                     Growth Portfolio's Assets)
      ----------------                     --------------------------

      IAI Growth Fund                              20 - 60%
      IAI Growth and Income Fund                   20 - 60%
      IAI Midcap Growth Fund                        0 - 60%
      IAI Regional Fund                             0 - 60%


LIFEUSA GLOBAL PORTFOLIO

     The Global Portfolio seeks to provide long-term capital appreciation by investing primarily in mutual funds that emphasize the securities of companies not located in the United States. The Global Portfolio will also invest in a mutual fund that emphasizes large domestic companies. In general, the Global Portfolio should offer investors the potential for a high level of capital growth while subjecting investors to a high level of principal risk. The Global Portfolio currently intends to invest in the following Underlying Funds within the percentage ranges set forth below:

                                               Investment Range
                                                (Percent of the
      Underlying Funds                     Global Portfolio's Assets)
      ----------------                     --------------------------

      IAI International Fund                       10 - 70%
      IAI Developing Countries Fund                 0 - 70%
      IAI Growth Fund                              10 - 70%
      IAI Growth and Income Fund                   10 - 70%
      IAI Capital Appreciation Fund                 0 - 70%
      IAI Value Fund                                0 - 70%


LIFEUSA BALANCED PORTFOLIO

     The Balanced Portfolio seeks to provide long-term capital appreciation with some level of current income by investing in both equity and fixed income mutual funds. In general, the Balanced Portfolio should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk. The Balanced Portfolio currently intends to invest in the following Underlying Funds within the percentage ranges set forth below.

                                               Investment Range
                                                (Percent of the
      Underlying Funds                    Balanced Portfolio's Assets)
      ----------------                    ----------------------------

      IAI Bond Fund                                10 - 60%
      IAI Government Fund                           0 - 30%
      IAI Reserve Fund                              0 - 40%
      IAI Capital Appreciation Fund                 0 - 30%
      IAI Developing Countries Fund                 0 - 20%
      IAI Growth Fund                               0 - 50%
      IAI Growth and Income Fund                    0 - 50%
      IAI International Fund                        0 - 30%
      IAI Value Fund                                0 - 30%
      IAI Money Market Fund                         0 - 40%
      IAI Balanced Fund                             0 - 50%


LIFEUSA CURRENT INCOME PORTFOLIO

     The Current Income Portfolio seeks to provide current income by investing in mutual funds that emphasize fixed income securities. In general, the Current Income Portfolio should offer investors the potential for a medium to high level of income, while subjecting investors to a medium level of principal risk. The Current Income Portfolio currently intends to invest in the following Underlying Funds within the percentage ranges set forth below:

                                               Investment Range
                                            (Percent of the Current
      Underlying Funds                    Income Portfolio's Assets)
      ----------------                    --------------------------

      IAI Bond Fund                                 0 - 80%
      IAI Government Fund                           0 - 80%
      IAI Reserve Fund                              0 - 80%


LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO


     The Principal Preservation Portfolio seeks to provide liquidity and preservation of capital by investing 100% of its assets in the IAI Money Market Fund. In general, the Principal Preservation Portfolio should offer investors the potential for a low level of income while subjecting investors to a low level of principal risk. The Principal Preservation Portfolio, although investing in the IAI Money Market Fund, is not itself a "money market fund" and is not governed by the applicable money market fund regulations.


GENERAL

     In unusual market conditions, when the Adviser believes a temporary defensive position is warranted, each of LifeUSA Aggressive Growth, LifeUSA Growth, LifeUSA Global, LifeUSA Balanced and LifeUSA Current Income Portfolios may invest without limitation in IAI Money Market Fund. If a Portfolio maintains a temporary defensive position, investment income may increase and may constitute a large portion of a Portfolio's return.


     Please see the Prospectus section "Primary Portfolio Risk Factors" for a discussion of the risks associated directly with investing in the Portfolios. For information about the investment objectives of each of the Underlying Funds and the investment techniques and risks associated with each of them, please see the Prospectus section "Underlying Funds" and the Appendix to the Prospectus, as well as the Statement of Additional Information section "Investment Objectives and Policies".



                         PRIMARY PORTFOLIO RISK FACTORS


STOCK MARKET RISK

     Stock market risk is the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Also, investments in foreign stock markets can be as volatile, if not more volatile, than investments in U.S. markets.


     To illustrate the volatility of stock prices, the following table sets forth the extremes for U.S. stock market returns as well as the average return for the period from 1926 to 1996, as measured by the Standard & Poor's 500 Composite Stock Price Index:


              Average Annual U.S. Stock Market Returns (1926-1996)
                         Over Various Time Horizons (%)
                         ------------------------------
                                   1 Year           5 Years          10 Years            20 Years
                                   ------           -------          --------            --------
         Best                      + 53.9            + 23.9           + 20.1              + 16.9
         Worst                     - 43.3            - 12.5            - 0.9               + 3.1

         Average                   + 12.7            + 10.4           + 10.8              + 10.8



     As shown, common stocks have provided annual total returns (capital appreciation plus dividend income) averaging +10.8% for all 10-year periods from 1926 to 1996. The return in individual years has varied from a low of -43.3% to a high of +53.9%, reflecting the short-term volatility of stock prices. Average return may not be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year and interim losses are inevitable. For example, after the "bear market" of 1973 - 1974, it took four years for many investors to recover their losses (assuming dividends were reinvested). And if you were invested in stocks during the Great Crash of 1929, it would have taken an average of eight years for your investment to return to its original value.


BOND MARKET RISK

     The bond market is typically less risky than the stock market, although there have been times when some bonds were just as risky as stocks. For example, bond prices fell 48% from December 1976 to September 1981. The risk of bonds declining in value, however, may be offset in whole or in part by the high level of income that bonds provide. Bond prices are linked to prevailing interest rates in the economy. The price volatility of a bond depends on its maturity; the longer the maturity of a bond, the greater its sensitivity to interest rates. In general, when interest rates rise, the prices of bonds fall; conversely, when interest rates fall, bond prices generally rise. From time to time, the stock and bond markets may fluctuate independently of one another. In other words, a decline in the stock market may in certain instances be offset by a rise in the bond market, or vice versa.

FOREIGN SECURITIES' RISK

     For U.S. investors, the returns of foreign investments are influenced by not only the returns on foreign common stocks themselves, but also by currency risk -- i.e., changes in the value of the currencies in which the stocks are denominated. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor may be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities may be enhanced.

     Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on a Portfolio's foreign securities, which may reduce dividend income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; difficulty in obtaining a judgment from a foreign court; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital.


INFLATION RISK

         Like market risk, inflation represents a significant threat to even a well-diversified portfolio because inflation erodes the real return of an investment in stocks, bonds or reserves. Historically, inflation has averaged 3.1%, offsetting most of the return from reserves and bonds, but less than half of the return from stocks. For this reason, stocks are referred to as an "inflation hedge," a way to protect your money against inflation.

CREDIT RISK

     Credit Risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Portfolio. The credit risk of a Portfolio is a function of the credit quality of its underlying securities.


CONCENTRATION RISK

     The Portfolios are concentrated in the Underlying Funds, so investors should be aware that each Portfolio's performance is directly related to the investment performance of the Underlying Funds in which it invests and each Portfolio's allocation among the Underlying Funds. First, changes in the net asset values of the Underlying Funds affect each Portfolio's net asset value. Second, over the long-term, each Portfolio's ability to meet its investment objective depends on the Underlying Funds meeting their investment objectives.

MANAGER RISK

     The Adviser manages each Portfolio according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that the Adviser may fail to execute each Portfolio's investment strategy effectively. As a result, each Portfolio may fail to achieve its stated objective.

AFFILIATED PERSON RISK

     The Adviser, the investment adviser and manager of the Fund, and the directors and officers of the Fund presently serve as investment adviser and manager, directors and officers, respectively, of the Underlying Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Fund and the Underlying Funds.

PORTFOLIO TURNOVER

     The portfolio turnover rate is not expected to exceed 50% annually. A portfolio turnover rate of 50% for a Portfolio would occur if one-half of a Portfolio's investments were sold within a year. The Adviser will purchase or sell securities: (i) to accommodate purchases and sales of Portfolio shares; and
(ii) to maintain or modify the allocation of the Portfolios' assets between the Underlying Funds in which the Portfolios invest within the percentage limits described under "Investment Objectives and Policies."


INVESTMENT RESTRICTIONS

     Each Portfolio is subject to certain other investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without the approval of the shareholders of a Portfolio. As a fundamental policy, each Portfolio will not invest 25% or more of its assets in any one industry, except for investment companies which are members of the IAI Mutual Funds. Also as a fundamental policy, each Portfolio may borrow only for temporary or emergency purposes in an amount not exceeding one-third of its total assets. Please refer to the Statement of Additional Information for a further discussion of each Portfolio's investment restrictions.

     Please see the Appendix to the Prospectus for information concerning the principal risk factors of the Underlying Funds.

                         DESCRIPTION OF UNDERLYING FUNDS

     The following is a concise description of the investment objectives and techniques of each of the Underlying Funds in which the Portfolios may invest. There can be no assurance that the investment objectives of the Underlying Funds will be met. Additional information regarding the investment techniques for the Underlying Funds and the risks associated with investing in the Underlying Funds is located in the Appendix to this Prospectus, in the Statement of Additional Information and in the prospectus of each of the Underlying Funds. No offer is made in this Prospectus of any of the Underlying Funds.


IAI BALANCED FUND

     The investment objective of Balanced Fund is to maximize total return. Balanced Fund will seek to achieve its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. Balanced Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Balanced Fund will achieve its investment objective.

     In seeking to achieve its investment objective, the Adviser, Balanced Fund's investment adviser and manager, allocates Balanced Fund's assets among the three classes of assets set forth above. Under normal market conditions, Balanced Fund holds between 25% and 75% of its assets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short-term instruments. Balanced Fund may also make other investments that do not fall within these classes.

     The stock class includes equity securities of all types and consists primarily of common stocks, securities convertible into common stocks, and non-convertible preferred stocks. The bond class includes all varieties of fixed-income instruments with maturities of more than one year and consists primarily of investment grade bonds. Investment grade securities are those securities rated within the four highest grades assigned by Moody's or S&P. Balanced Fund may also purchase U.S. Treasury inflation-protection securities. The value of such inflation-protection securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation-adjusted value of the principal. Although Balanced Fund may also invest in below investment grade securities (junk bonds), Balanced Fund currently intends to limit such investments to less than 10% of its total assets and not to invest in junk bonds rated lower than B by Moody's or S&P.

     The short-term class includes all types of short-term instruments with remaining maturities of one year or less and consists primarily of commercial paper, bank certificates of deposit, bankers' acceptances, government securities, repurchase agreements and other similar short-term instruments. Short-term securities are only purchased if given one of the top two ratings by a major ratings service or, if unrated, are of comparable quality as determined by the Adviser. Within each of these classes, Balanced Fund may invest in both domestic and foreign securities. Currently, Balanced Fund intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 25% of its total assets.

     The Adviser regularly reviews its allocation of Balanced Fund's assets among the three classes and gradually varies them over time to favor asset classes that, in the Adviser's judgment, provide the most favorable total return outlook. Because Balanced Fund seeks to maximize total return over the long-term, it will not try to pinpoint the precise moment when major reallocations are warranted. Rather, such reallocations among asset classes will be made gradually over time and, under normal conditions, a single reallocation decision will not involve more than 10% of Balanced Fund's total assets.

IAI BOND FUND

     IAI Bond Fund's investment objective is to provide a high level of current income consistent with preservation of capital. IAI Bond Fund pursues its objective by investing primarily in a diversified portfolio of investment grade bonds and other debt securities of similar quality. Investment grade securities are those securities rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). Other debt securities in which IAI Bond Fund may invest include, but are not limited to, securities of, or guaranteed by, the United States Government, its agencies or instrumentalities, bank certificates of deposit, bankers' acceptances, debt securities of foreign issuers, and commercial paper rated at least Prime-2 by Moody's or A-2 by S&P or otherwise issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or S&P. Under normal market conditions, at least 65% of IAI Bond Fund's total assets will be invested in debt obligations and government securities with maturities at the time of acquisition of one year or more. Although IAI Bond Fund generally will not make direct purchases of common stock, IAI Bond Fund may purchase preferred stock and convertible securities. IAI Bond Fund will limit its investments in such securities to a maximum of 10% of its net assets.

IAI CAPITAL APPRECIATION FUND

     The investment objective of IAI Capital Appreciation Fund is long-term capital appreciation. IAI Capital Appreciation Fund will pursue its objective by investing primarily in equity securities of U.S. companies that IAI believes have above-average prospects for growth. In general, IAI Capital Appreciation Fund will concentrate on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Although IAI expects IAI Capital Appreciation Fund will invest primarily in the common stocks of smaller emerging and mid-sized companies, generally companies that have a market capitalization less than $5 billion, it may invest in the securities of companies of any size that offer strong earnings growth potential. In addition to common stocks, IAI Capital Appreciation Fund may also invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

IAI DEVELOPING COUNTRIES FUND

     The investment objective of IAI Developing Countries Fund is to provide long-term capital appreciation. IAI Developing Countries Fund seeks to achieve its objective by investing primarily in equity securities of companies domiciled or otherwise having substantial operations in developing countries. Under normal conditions, at least 65% of IAI Developing Countries Fund's total assets will be invested in securities of companies domiciled or otherwise having substantial operations in developing countries. Developing countries include those generally considered to be developing or emerging by the World Bank or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. IAI Developing Countries Fund may also invest in securities of companies that derive 50% or more of their total revenue from either goods or services produced in developing countries or sales made in such developing countries and companies that maintain 50% or more of their assets in developing countries. Determinations as to eligibility will be based on publicly available information and inquiries made to the companies. IAI Developing Countries Fund will not necessarily seek to diversify investments on a geographic basis or on the basis of the level of economic development of any particular country. IAI Developing Countries Fund focuses on equity securities, however, it may also invest in other types of instruments including debt securities. IAI Developing Countries Fund has established no minimum rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness.

IAI EMERGING GROWTH FUND

     The investment objective of IAI Emerging Growth Fund is long-term capital appreciation. IAI Emerging Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. IAI Emerging Growth Fund will pursue its objective by investing primarily in equity securities of small- and medium-sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above average capital growth. IAI Emerging Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that IAI Emerging Growth Fund will achieve its investment objective.

     IAI Emerging Growth Fund's policy is to invest in equity securities, including convertible securities, of companies that IAI believes are in the early stages of their life cycles and have demonstrated or have the potential to experience rapid growth in earnings and/or revenues ("emerging growth companies"). Under normal market conditions, IAI Emerging Growth Fund will invest at least 65% of the value of its total assets in emerging growth companies that are of small to medium size (revenue of $500 million or less at the time of acquisition). Emerging growth companies are generally expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and have products, management and market opportunities which are usually necessary to become more widely recognized as growth companies. IAI Emerging Growth Fund may also invest in more established companies that may receive greater market recognition or otherwise offer strong capital appreciation potential due to their relative market position, the strength of their balance sheet, changes in management or other similar opportunities.


IAI GOVERNMENT FUND

     The investment objectives of IAI Government Fund are to provide shareholders with a high level of current income and with preservation of capital. In seeking to achieve its objectives, IAI Government Fund will invest its assets primarily in securities issued, guaranteed or collateralized by the United States Government, its agencies or instrumentalities whether or not backed by the "full faith and credit" pledge of the United States Government and in repurchase agreements pertaining to such securities. Under normal market conditions, IAI Government Fund will invest at least 65% of its total assets in securities issued, guaranteed or collateralized by the United States Government, its agencies or instrumentalities (excluding, for purposes of calculating this minimum, CMOs as described below, which are secured by obligations of the U.S. Government, its agencies or instrumentalities but are issued by private issuers). The mortgage-related securities in which IAI Government Fund may invest include pass-through securities. In addition, IAI Government Fund may invest up to 35% of its assets in securities of private issuers that are collateralized by pools of mortgages issued or guaranteed by the United States Government, its agencies or instrumentalities, called collateralized mortgage obligations ("CMOs").

IAI GROWTH FUND

     The investment objective of IAI Growth Fund is long-term capital appreciation. IAI Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above average rate. In general, IAI Growth Fund concentrates on companies that have strong management, leading market positions, strong balance sheets, and a well defined strategy for future growth. In selecting investments for IAI Growth Fund, IAI utilizes several valuation techniques to determine which stocks offer the best combination of intrinsic value and earnings growth potential. The goal is to have an acceptable balance of risk and reward in the portfolio. Under normal circumstances, at least 65% of IAI Growth Fund's assets will be invested in growth-type securities. IAI Growth Fund may also invest in government securities, investment-grade corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. and foreign issuers when IAI perceives an opportunity for capital growth from such securities or so that IAI Growth Fund may receive a return on its idle cash. IAI Growth Fund currently intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government and foreign governments and governmental entities.

IAI GROWTH AND INCOME FUND

     The primary investment objective of IAI Growth and Income Fund is capital appreciation, with income being its secondary objective. IAI Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities. IAI Growth and Income Fund invests primarily in common stocks and may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities. In selecting investments, IAI Growth and Income Fund considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Dividend income is a consideration secondary to IAI Growth and Income Fund's primary objective of capital appreciation.

IAI INTERNATIONAL FUND

     The primary investment objective of IAI International Fund is capital appreciation with current income (principally from dividends) being a secondary objective. IAI International Fund pursues its objectives by investing, under normal circumstances, at least 95% of the value of its net assets in equity securities of non-United States issuers. IAI International Fund invests primarily in equity securities which have the potential for above-average capital appreciation. Equity securities in which IAI International Fund will invest include, but are not limited to, common stocks, securities convertible into common stock, preferred stock, partnership interests and other equity participations. When the anticipated total return from debt securities significantly exceeds the anticipated total return from foreign equity securities, or for temporary defensive purposes, up to 50% of IAI International Fund's portfolio may be comprised of cash, cash equivalents, bonds and other debt securities of both United States and foreign issuers. Under normal circumstances, however, IAI International Fund currently intends to invest a significant portion of its assets in countries that generally are representative of the market capitalization of the securities of the countries comprising the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, an unmanaged index of foreign common stocks. IAI International Fund may also invest in developing countries, which investments involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. IAI International Fund will limit its investments in developing countries not included in the EAFE Index to not more than 15% of its total assets.

IAI MIDCAP GROWTH FUND

     The investment objective of IAI Midcap Growth Fund is long-term capital appreciation. IAI Midcap Growth Fund will pursue its objective by investing in equity securities of medium-sized U.S. companies that IAI believes have above-average prospects for growth. IAI Midcap Growth Fund will invest at least 65% of the value of its total assets in medium-sized companies that have a market capitalization between $500 million and $5 billion. Under normal market conditions, the weighted average capitalization of IAI Midcap Growth Fund's investment portfolio will range from $1 billion to $3 billion. In general, IAI Midcap Growth Fund concentrates on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Investments in such companies are generally considered to be less volatile than less capitalized emerging companies. However, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is a consideration incidental to IAI Midcap Growth Fund's objective of capital appreciation. IAI Midcap Growth Fund invests primarily in common stocks. However, it may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

IAI MONEY MARKET FUND

     IAI Money Market Fund's investment objective is to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. IAI Money Market Fund is designed for investors who seek maximum stability of principal. IAI Money Market Fund's investment objective may not be changed without shareholder approval. There can be no assurance that IAI Money Market Fund will achieve its investment objective. IAI Money Market Fund is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940 in addition to its other policies and restrictions discussed below. Rule 2a-7 requires that IAI Money Market Fund invest exclusively in securities that mature within 397 days and that it maintain an average dollar weighted maturity of not more than 90 days. Rule 2a-7 also requires that all investments by IAI Money Market Fund be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation ("S&P") or P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's"). It is the
responsibility of IAI to determine that IAI Money Market Fund's investments present only "minimal credit risks" and are Eligible Securities. IAI Money Market Fund's Board of Directors has established written guidelines and procedures for IAI and oversees IAI's determination that IAI Money Market Fund's portfolio securities present only "minimal credit risks" and are Eligible Securities. Rule 2a-7 also requires that (1) 95% of the assets of IAI Money Market Fund be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1), (2) IAI Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (3) IAI Money Market Fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of IAI Money Market Fund's total assets or $1,000,000.

     In pursuing its investment objective, IAI Money Market Fund's assets will be invested in short-term money market obligations, including securities issued, or guaranteed by, the United States Government, its agencies or instrumentalities; bank obligations, including time deposits, certificates of deposit, and bankers' acceptances issued by domestic banks or their foreign branches or by foreign banks; domestic and foreign commercial paper; repurchase agreements; U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments, or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and other short-term corporate obligations, including those with floating or variable rates of interest. IAI Money Market Fund may also invest in loan participation interests and other participation interests in securities in which IAI Money Market Fund may invest, subject to IAI Money Market Fund's quality and diversification requirements.

     IAI Money Market Fund's investments are subject to price variations resulting from rising or falling interest rates and are subject to the ability of the issuers of such investments to make payments at maturity. However, because IAI Money Market Fund will invest only in securities that present minimal credit risks and are highly liquid, fluctuations in principal are expected to be minimal. IAI Money Market Fund may also hold cash, which may not earn interest, to facilitate stabilizing its net asset value per share and for liquidity purposes.

IAI REGIONAL FUND

     The investment objective of IAI Regional Fund is capital appreciation. IAI Regional Fund does not expect to provide significant current income to investors. IAI Regional Fund pursues its objective by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota (the "Eight State Region"). IAI Regional Fund invests primarily in common stocks but may also invest in securities convertible into common stocks, nonconvertible preferred stocks, and nonconvertible debt securities. In selecting investments for IAI Regional Fund, IAI considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Along with investments in nationally recognized companies, IAI Regional Fund invests in companies which are not as well known because they are newer or have a small capitalization, but which offer the potential for capital appreciation.

IAI RESERVE FUND

     IAI Reserve Fund's investment objectives are to provide its shareholders with high levels of capital stability and liquidity and, to the extent consistent with these primary objectives, a high level of current income. IAI Reserve Fund pursues its objectives primarily through investment in a diversified portfolio of investment grade bonds and other debt securities of similar quality. IAI Reserve Fund will maintain a dollar weighted average maturity of its investment portfolio of twenty-five (25) months or less. Other debt securities in which IAI Reserve Fund may invest include securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, corporate debt obligations, debt securities of foreign issuers, mortgage-related securities, commercial paper rated at least Prime-2 by Moody's or A-2 by S&P or otherwise issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or S&P, bank certificates of deposit and other short-term instruments and repurchase agreements relating to such securities.

IAI VALUE FUND

     The   investment   objective  of  IAI  Value  Fund  is  long-term   capital
appreciation. IAI Value Fund does not expect to provide significant current income to investors. IAI Value Fund pursues its objective primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth. The following are typical, but not exclusive, examples of investments that are considered for IAI Value Fund (1) equity securities of companies which have been unpopular for some time but where, in the opinion of IAI, recent developments suggest the possibility of improved operating results; (2) equity securities of companies which have experienced recent market popularity but which, in the opinion of IAI, have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and (3) equity securities of companies which appear undervalued in relation to popular securities of other companies in the same industry. Although there is no formula as to the percentage of assets that may be invested in any one type of security, IAI Value Fund generally is primarily invested in common stocks. IAI Value Fund may also acquire preferred stocks, fixed income securities, and securities convertible into or which carry warrants to purchase common stocks, or other equity interests.

                                   MANAGEMENT

     Each of the Portfolios was created on November 6, 1996, as a separate portfolio represented by a separate class of common stock of LifeUSA Funds, Inc., a Minnesota company incorporated on April 26, 1996. Under Minnesota law, the Fund's Board of Directors is generally responsible for the overall operation and management of the Portfolios. Investment Advisers, Inc. (the "Adviser") serves as the investment adviser and manager of the Portfolios. The Adviser manages in excess of $11 billion for other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. The Adviser's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization headquartered in London, England. Lloyds TSB Group plc is one of the largest personal and corporate financial services groups in the United Kingdom, and is engaged in a wide range of activities including commercial and retail banking. The Adviser's address is that of the Fund.

     Pursuant to an Investment Advisory and Administrative Services Agreement with the Fund (the "Agreement"), the Adviser provides the Portfolios with investment advisory services and is responsible for the overall management of the Portfolios' business affairs subject to the authority of the Board of Directors. The Agreement also provides that each Portfolio shall pay the fees and expenses of outside legal counsel, independent public accountants, and custodians, as well as certain expenses incurred in connection with the registration of Portfolio shares for sale to the public, interest and, in certain circumstances, taxes and extraordinary expenses. The Portfolios pay no compensation to the Adviser under the Agreement. The Adviser may, at its option, reimburse Portfolio expenses from time to time. Any such reimbursement is voluntary and may be discontinued at any time upon proper notice. The Adviser also may absorb or reimburse Portfolio expenses from time to time, in its discretion, while retaining the ability to be reimbursed by a Portfolio for such amounts before the Portfolio's fiscal year end. This practice would have the effect of lowering a Portfolio's overall expense ratio and of increasing yield to the investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be. Until May 1, 1999, LifeUSA Securities, Inc. has agreed to reimburse and absorb all of each Portfolio's operating expenses except the Rule 12b-1 Fee. The Adviser shall not be liable for any loss suffered by a Portfolio in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.



     Day-to-day investment decisions for each Portfolio are the responsibility of an investment committee.



     The Portfolios and IAI have adopted a Code of Ethics, which restricts personal investing practices by employees of IAI and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profit derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of Portfolio shareholders come before the interests of the people who manage the Portfolios.



     Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc., IAI may consider sales of shares of the IAI Mutual Funds as a factor in the selection of broker-dealers to execute an Underlying Fund's securities transactions.


                        DISTRIBUTION OF PORTFOLIO SHARES

     Each Portfolio has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company of 1940, as amended (the "1940 Act") pursuant to which it pays a fee as described below. Under the Plan, each Portfolio has entered into a Distribution and Shareholder Services Agreement with LifeUSA Securities, Inc. ("LSI"), pursuant to which a Portfolio will pay LSI a fee for servicing Portfolio shareholder accounts and for distributing Portfolio shares (the "Rule 12b-1 Fee"). Each Portfolio has agreed to pay LSI a Rule 12b-1 Fee at an annual rate of .75% of a Portfolio's average daily net assets. LSI has voluntarily agreed to waive its fee in excess of .50% of a Portfolio's average daily net assets through May 1, 1999. LSI is a wholly-owned subsidiary of LifeUSA Holding, Inc., and is affiliated with LifeUSA Insurance Company, which is licensed to issue life insurance and annuity business in all states except New York and is represented by over 130 marketing organizations nationwide. LSI's address is 300 South Highway 169, Minneapolis, Minnesota 55426-1191.


     Although LSI is the principal underwriter of Portfolio shares, LSI may enter into agreements with investment dealers that are members of the NASD and certain other financial services firms ("Authorized Dealers"). To become an Authorized Dealer, a dealer or financial services firm must enter into a sales agreement with LSI.

     LSI may, at its option, reimburse or absorb Portfolio expenses from time to time. Any such reimbursement is voluntary and may be discontinued at any time upon proper notice. Until May 1, 1999, LSI has agreed to reimburse all of each Portfolio's operating expenses except the Rule 12b-1 Fee.


     The Rule 12b-1 Fee may be used by each Portfolio to compensate LSI for the provision of certain services to Portfolio shareholders and Authorized Dealers. The services provided may include services provided to shareholders and Authorized Dealers, such as answering inquiries regarding a Portfolio and providing reports and other information, and services related to the maintenance of Portfolio accounts. LSI may use the Rule 12b-1 Fee to make payments to Authorized Dealers that provide such services.

     The Rule 12b-1 Fee may also be used by LSI for the purposes of financing any activity which is primarily intended to result in the sale of shares of a Portfolio. The expenses of such activities include, by way of example but not by way of limitation, costs of prospectuses, Statements of Additional Information, annual reports, semiannual reports, quarterly reports and monthly letters to prospective shareholders, expenses associated with the preparation and distribution of sales literature and advertising of any type, compensation and benefits paid to and expenses incurred by personnel, including supervisory personnel, involved in direct mail and advertising activities and activities relating to the direct marketing of Portfolio shares to the public, and compensation to Authorized Dealers for selling Portfolio shares.


                   COMPUTATION OF NET ASSET VALUE AND PRICING

     Each Portfolio is open for business each day the New York Stock Exchange ("NYSE") is open. The Adviser normally calculates a Portfolio's net asset value ("NAV") as of the close of business of the NYSE, normally 3 p.m. Central time. A Portfolio's NAV is the value of a single share. The NAV is computed by adding up the value of a Portfolio's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. This determination is made by appraising each Portfolio's investments (i.e., the Underlying Funds) at the price of each such investment determined at the close of the NYSE.

                               PURCHASE OF SHARES
GENERAL

     The minimum initial investment to establish an account is $2,500. Once the account minimum has been met, subsequent Portfolio purchases can be made for $100. Such initial investment may be allocated between Portfolios as desired, as long as a minimum of $1,000 is allocated to any one Portfolio. Additional purchase programs are described in the sections "Right of Accumulation", "Systematic Investment Plan", "Group Systematic Investment Plan" and "Group Purchases" below.

     You may purchase shares of each Portfolio through LSI or any Authorized Dealer at the public offering price which is the NAV of such shares next determined after receipt of an order plus, for all Portfolios other than Principal Preservation Portfolio, a sales charge that varies depending on the size of your purchase. Purchase orders received by LSI or an Authorized Dealer by the close of trading on the NYSE will be effected at that day's NAV, provided that such order is transmitted to the Portfolios' transfer agent by 3:00 p.m. Central time that same day, less any sales charge. Such sales charge is allocated between LSI and any applicable Authorized Dealer as set forth below.



                                                                 Sales Charge as %     Portion of Offering
                                         Sales Charge as % of      of Net Amount        Price Retained by
Amount of Purchase                          Offering Price            Invested               Dealer
------------------                          --------------            --------               ------

Less than $100,000                               5.75%                 6.10%                  5.00%
$100,000 but less than $250,000                  4.25%                 4.44%                  3.50%
$250,000 but less than $500,000                  3.00%                 3.09%                  2.25%
$500,000 but less than $1,000,000                2.25%                 2.30%                  1.75%
$1,000,000 and over                              1.00%                 1.01%                  0.75%

     To purchase shares, forward the completed application and a check payable to "LifeUSA Funds" to the Portfolios. Third party checks will not be accepted for initial account investments. Upon receipt, your account will be credited with the number of full and fractional shares which can be purchased at the NAV next determined after receipt of the purchase order by a Portfolio, less any applicable sales charge. Alternatively, you may purchase Portfolio shares by bank wire. Information on purchases by wire is set forth below.

     Purchases of shares are subject to acceptance or rejection by a Portfolio on the same day the purchase order is received and are not binding until so accepted. Except as required by law, it is the policy of the Portfolios and LSI to keep confidential information contained in the application and regarding the account of an investor or potential investor in a Portfolio. Share certificates are not issued for a Portfolio.


WAIVERS FOR CERTAIN INVESTORS

     The following investors may purchase shares of the Portfolios at the NAV without the imposition of a sales charge:

          - Directors of LifeUSA Securities, Inc. or any of its affiliated companies, their full-time and part-time employees, sales representatives and retirees, and the spouses and siblings, direct ancestors or direct descendants of such persons;

          - Full-time and part-time employees of sales representatives employed in offices maintained by such sales representatives, and certain accounts sold by registered investment advisors who charge clients a fee for their services; and

          - Registered representatives of broker dealers who have a selling agreement with LifeUSA for the sale of LifeUSA FUNDS.

     All   correspondence  or  inquiries  relating  to  purchase  of  shares  or completing the account application should be directed to LifeUSA Funds Shareholder Services at the address or phone number listed under "Additional Information". Dealer inquiries should be directed to LifeUSA Securities, Inc. at 1-888-446-5872 (this is a toll-free call).


BANK WIRE PURCHASES

     Shares may be purchased by having your bank wire federal funds (funds of the Federal Reserve System) to the Portfolios' bank.

     Wire orders will be accepted only on days your bank, the transfer agent, the Portfolios and Norwest Bank Minnesota are open for business. The payment must be received by the Portfolios before the close of business to be credited to your account that day. Otherwise, it will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by the Portfolios. If the wire order does not contain the information stated below, the Portfolios may reject it. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Portfolios or the transfer agent.

     You must pay any charge assessed by your bank for the wire service. If a wire order is rejected, all money received by the Portfolios, less any costs incurred by the Portfolios or the transfer agent in rejecting it, will be returned promptly.

     If the wire order is for a new account, you should call LifeUSA Shareholder Services at the phone number listed under "Additional Information" to advise them of the investment and to obtain an account number and instructions. The wire should be sent to: Norwest Bank Minnesota, Routing Number 091000019, Minneapolis, Minnesota. It should state the following:


          "Credit LifeUSA Funds Account #6355036296 for further credit to personal account # _____________ (your account number) for ____________ (your name) and _______________ (Portfolio name)."


     A completed application must be sent to the Portfolios and received by the Portfolios before the wire is sent.

     If the wire order is for an addition to an existing account, the wire must include the information required above for new accounts. As soon as the wire is sent, you should call LifeUSA Shareholder Services, as described above, and advise them of your name, your account number and the name of the bank transmitting the federal funds.

                             RIGHTS OF ACCUMULATION

     Rights of accumulation allow shareholders to combine current LifeUSA Funds' investments with previous purchases of LifeUSA Funds' shares to obtain a reduced sales charge for a shareholder, a shareholder's spouse, or a shareholder's children under the age of 21.



     The sales charge applicable to each purchase of the shares of all Portfolios other than LifeUSA Principal Preservation Portfolio is based on the next computed net asset value of all Portfolio shares held by the shareholder (including dividends reinvested and capital gains distributions accepted in shares) plus the cost of all Portfolio shares currently being purchased. For example, if you already own shares with a net asset value of $90,000 and you decide to invest in additional shares having a total public offering price of $10,000, you will pay a sales charge equal to 4.25% of your entire additional $10,000, since the total value of your investment is now $100,000. It is the obligation of each shareholder desiring this sort of sales charge reduction to notify LifeUSA Securities, Inc., through his or her dealer or otherwise, that he or she is entitled to the discount.


                           SYSTEMATIC INVESTMENT PLAN

     Each Portfolio provides a convenient, voluntary method of purchasing shares through a Systematic Investment Plan.

     The principal purposes of the Systematic Investment Plan are to encourage thrift by enabling you to make regular purchases in amounts less than normally required and to employ the principle of dollar cost averaging, described below.

     By acquiring Portfolio shares on a regular basis pursuant to a Systematic Investment Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of dollar cost averaging. Under dollar cost averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of dollar cost averaging will not protect against loss in a declining market, as a loss will result if the Systematic Investment Plan is discontinued when the market value is less than cost and Portfolio shares are redeemed.


     A Systematic Investment Plan may be opened with an initial investment of $500 and by indicating your intention to invest $100 or more monthly effective as of the 4th and/or the 18th day of each month (or the next business day), for at least one year. Investors participating in a Systematic Investment Plan will receive quarterly confirmations of all transactions and dividends. Systematic Investment Plan may be used to purchase shares in only one Portfolio until the normal account and Portfolio minimums have been reached.


     An investor has no obligation to invest regularly or to continue the Systematic Investment Plan, which may be terminated by the investor at any time without penalty. Under the Systematic Investment Plan, any distributions of income and realized income and realized capital gains will be reinvested in additional shares at the NAV unless a shareholder instructs a Portfolio in writing to pay them in cash. Each Portfolio reserves the right to increase or decrease the amount required to open and continue a Systematic Investment Plan, and to terminate any Systematic Investment Plan after one year if the value of the amount invested is less than $500.

                        GROUP SYSTEMATIC INVESTMENT PLAN

     This Plan provides employers and employees with a convenient means for purchasing Portfolio shares under various types of employee benefit and thrift plans, including payroll withholding and bonus incentive plans. The Plan may be started with an initial cash investment of $100 per participant for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be held in a separate account in which all dividends and capital gains will be reinvested in additional shares at the NAV. To keep an account open, subsequent payments totaling $50 per month must be made into each participant's account. If the group is reduced to less than the minimum number of participants, a minimum monthly payment of $100 will be required. Investors participating in a Group Systematic Investment Plan will receive quarterly confirmations of all transactions and dividends. The Plan may be terminated by the Portfolios or the shareholders at any time upon reasonable notice. For more information, please contact LifeUSA Funds Shareholder Services at the address or phone number listed under "Additional Information".


                                 GROUP PURCHASES

     An individual who is a member of a qualified group may also purchase Portfolio shares at a reduced sales charge applicable to the group as a whole. Such reduced sales charge is calculated by taking into account not only the dollar amount of the Portfolio shares being purchased by the individual group member, but also the aggregate dollar value of Portfolio shares previously purchased and currently held by other members of the group. A "qualified group" is one which (i) has been in existence for more than six months; (ii) has a purpose other than acquiring Portfolio shares at a discount; (iii) satisfies uniform criteria which enable LSI to realize economies of scale in distributing such shares. A qualified group must have more than ten members, must be available to arrange for group meetings with representatives of LSI or Authorized Dealers, must agree to include sales and other materials related to the Portfolios in its publications and mailings to members at reduced or no cost to LSI, and must seek, upon request, to arrange for payroll deduction or other bulk transmission of investments to the Portfolios. For more information, please contact LifeUSA Funds Shareholder Services at the address or phone number listed under "Additional Information".

                            AUTOMATIC INVESTMENT PLAN

     Existing shareholders may arrange to make regular investments of $100 or more per Portfolio on a monthly or twice a month basis, effective as of the 4th and/or the 18th day of each month (or the next business day), through automatic deductions from their checking or savings accounts. Such investors may, of course, terminate their participation in the Automatic Investment Plans at any time upon written notice to a Portfolio. Any changes or instructions to terminate existing Automatic Investment Plan must be received at least 30 days before the date on which the change or termination is to take place. Investors participating in an Automatic Investment Plan will receive quarterly confirmations of all transactions and dividends. Investors interested in participating in the Automatic Investment Plan should complete the Automatic Investment Plan portion of the account application.

                              REDEMPTION OF SHARES
GENERAL

     You may redeem your Portfolio shares through your Authorized Dealer, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 3:00 p.m. Central time to be processed at the NAV for that day. Any redemption request in good order that is received after 3:00 p.m. Central time will be processed at the price determined on the following business day. If the transfer agent is requested to redeem shares for which a Portfolio has not yet received good payment, the Portfolio may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

     Payment for shares redeemed will ordinarily be made within seven days after a redemption has been executed. Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Portfolio's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be paid or mailed to an address other than the address of record, or an address change has occurred in the last 15 days, it must be requested in writing with a signature guarantee, as described below.

     If you are not certain of the requirements for a redemption, please contact LifeUSA Shareholder Services at the address or phone number listed under "Additional Information".

THROUGH YOUR AUTHORIZED DEALER

     The Authorized Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (3:00 p.m. Central time) on the day that a redemption request is received in good order by the transfer agent.

BY MAIL

     Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

          - A letter of instruction, including the account registration, fund number, the account number and the dollar amount or number of shares to be redeemed.

          - Signatures of all registered owners whose names appear on the account.

          - Any required signature guarantees.

          - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations, retirement plan trustees or others acting in representative capacities).

     The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

     Mail your request to LifeUSA Shareholder Services at the address listed in the section "Additional Information".

BY TELEPHONE

     Investors other than IRA accounts may redeem up to $50,000 per day over the telephone by contacting LifeUSA Shareholder Services at the number listed in the section "Additional Information". In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

     Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 15 days, please use the instructions for redemption requests by mail described above. A signature guarantee will be required.

     Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. See the section "Authorized Telephone Transactions" for more information.

RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE

     For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account. Wire redemption requests will only be processed on days your bank, the transfer agent, the Portfolios and Norwest Bank Minnesota are open for business.

     In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to LifeUSA Shareholder Services at the address listed in the section "Additional Information". The letter must be signed by all registered owners, and their signatures must be guaranteed.

     Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

     Neither the transfer agent nor any of the Portfolios can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

OTHER IMPORTANT REDEMPTION INFORMATION

     Redemption  instructions  must be signed by the person(s) in whose name the
shares  are  registered.   For  your  protection,   and  to  prevent  fraudulent
redemptions, a signature guarantee must accompany the following requests:

          - Redemption requests over $50,000.

          - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

          - Requests for redemption proceeds to be sent to an address other than the address of record.

          - Registration transfer requests.

          - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

     A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.
Circumstances other than those described above may require a signature guarantee. If the shares are held of record in the name of a corporation, partnership, trust or fiduciary, a Portfolio may require additional evidence of authority prior to accepting a request for redemption. Please contact LifeUSA Shareholder Services at the address or phone number listed under "Additional Information" for more information.

     A Portfolio shareholder who redeems a Portfolio account has a one-time privilege to reinstate such account by purchasing Portfolio shares at the NAV without the imposition of a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by a written request along with a check for the amount to be reinstated to the transfer agent within 30 days after the date the request for the redemption was accepted by the transfer agent or LSI. The reinstatement will be made at the NAV per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds. Alternatively, the reinstatement privilege may be exercised through the shareholder's Authorized Dealer within 30 days after the date the redemption request was accepted by the transfer agent or LSI.

     Following a redemption or transfer request, if the value of a shareholder's interest in a Portfolio falls below $500, such Portfolio reserves the right to redeem such shareholder's entire interest and remit such amount. Such a redemption will only be effected following: (a) a redemption or transfer by a shareholder which causes the value of such shareholder's interest in such Portfolio to fall below $500; (b) the mailing by such Portfolio to such shareholder of a notice of intention to redeem; and (c) the passage of at least six months from the date of such mailing, during which time the investor will have the opportunity to make an additional investment in such Portfolio to increase the value of such investor's account to at least $500. Each Portfolio reserves the right to impose a service charge of $15 per year for Portfolio accounts that fall below the $500 level.

                               EXCHANGE PRIVILEGE

     The Exchange Privilege enables shareholders to purchase, in exchange for shares of a Portfolio, shares of another Portfolio. Such Portfolio will have a different investment objective from the original Portfolio, and a shareholder should read the appropriate Prospectus disclosure before making such an exchange. Shareholders may exchange shares of a Portfolio for shares of another Portfolio distributed by LSI provided that the Portfolio whose shares will be acquired is duly registered in the state of the shareholder's residence and the shareholder otherwise satisfies the Portfolio's purchase requirements. Principal Preservation shares purchased directly by an investor and exchanged for shares of another Portfolio will be subject to a sales charge differential, which is the percentage rate of the sales charge of the Portfolio shares being acquired. Principal Preservation Portfolio shares obtained through automatic reinvestment of dividends and capital gains distributions will not be charged a sales charge differential when exchanged into another Portfolio.

     Because excessive trading can hurt Portfolio performance and shareholders, there is a limit of four exchanges out of each Portfolio per calendar year per account. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit. Each Portfolio reserves the right to temporarily or permanently terminate the Exchange Privilege of any investor who exceeds this limit. The limit may be modified for certain retirement plan accounts, as required by the applicable plan document and/or relevant Department of Labor regulations. Each Portfolio also reserves the right to refuse or limit exchange purchases by any investor if, in the Adviser's judgment, such Portfolio would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

     Portfolio shareholders wishing to exercise the Exchange Privilege should notify the Portfolios in writing or, provided such shareholders have authorized a Portfolio to accept telephone instructions, by telephone. At the time of the exchange, if the net asset value of the shares redeemed in connection with the exchange is greater than the investor's cost, a taxable capital gain will be realized. A capital loss will be realized if at the time of the exchange the net asset value of the shares redeemed in the exchange is less than the investor's cost. Although the Portfolios do not currently charge a fee for use of the Exchange Privilege, they reserve the right to do so in the future. Each Portfolio reserves the right to terminate or modify the Exchange Privilege in the future.

                          AUTHORIZED TELEPHONE TRADING


     Investors can transact account exchanges and redemptions via the telephone by completing the Authorized Telephone Trading section of the account application. Investors requesting telephone trading privileges will be provided with a personal identification number ("PIN") that must accompany any instructions by phone. Shares will be redeemed or exchanged at the next determined net asset value. Telephone redemption proceeds are subject to a $50,000 limit and must be made payable to the owner(s) of record and delivered to the address of record.


     In order to confirm that telephone instructions for redemptions and exchanges are genuine, the Portfolios have established reasonable procedures, including the requirement that a personal identification number accompany telephone instructions. If a Portfolio or the transfer agent fails to follow these procedures, such Portfolio may be liable for losses due to unauthorized or fraudulent instructions. To the extent these reasonable procedures are followed, none of the Portfolios, their transfer agent, or any affiliated broker/dealer will be liable  for any  loss,  injury,  damage,  or  expense  for  acting  upon telephone instructions believed to be genuine, and will otherwise not be responsible for the authenticity of any telephone instructions, and, accordingly, the investor bears the risk of loss resulting from telephone instructions. All telephone redemptions and exchange requests will be tape recorded. Telephone redemptions are not permitted for IRA accounts. For redemptions from these accounts, please contact LifeUSA Shareholder Services at the address or phone number listed under "Additional Information".

     If you provide your PIN to another, please be advised that such person will be able to transact in your account and you will have given up a measure of security that you may otherwise have by keeping your PIN private.

                         SYSTEMATIC CASH WITHDRAWAL PLAN

     Each Portfolio has available a Systematic Cash Withdrawal Plan for any investor desiring to follow a program of systematically withdrawing a fixed amount of money from an investment in shares of a Portfolio. An investment of $10,000 is required to establish the plan. Payments under the plan will be monthly or quarterly in amounts of $100 or more. Shares will be sold with the closing price on the 15th of the applicable month (or the next business day). To provide funds for payment, such Portfolio will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. Investors participating in a Systemtatic Cash Withdrawal Plan will receive quarterly confirmations of all transactions and dividends.

     Payments under this plan, unless pursuant to a retirement plan, should not be considered income. Withdrawal payments may exceed dividends and distributions and, to this extent, there will be a reduction in the investor's equity. An investor should also understand that this plan cannot insure profit, nor does it protect against any loss in a declining market. Careful consideration should be given to the amount withdrawn each month. Excessive withdrawals could lead to a serious depletion of capital, especially during periods of declining market values.

     For more  information  or to  obtain  a Plan  application,  please  contact
LifeUSA Funds Shareholder Services at the address or phone number listed under "Additional Information".

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The policy of LifeUSA Principal Preservation Portfolio is to pay dividends from net investment income monthly, while LifeUSA Aggressive Growth Portfolio, LifeUSA Growth Portfolio, LifeUSA Gloval Portfolio, LifeUSA Balanced Portfolio, and LifeUSA Current Income Portfolio pay divdends from net investment income semi-annually. The Portfolios make distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by a Portfolio. When you open an account, you should specify on your application how you want to receive your distributions. Each Portfolio offers three options: Full Reinvestment--your dividend and capital gain distributions will be automatically reinvested in additional shares of such Portfolio; Capital Gains Reinvestment--your capital gain distributions will be automatically reinvested, but your income dividend distribution will be paid in cash; and Cash--your income dividends and capital gain distributions will be paid in cash. Distributions taken in cash can be sent via check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network. Unless indicated otherwise by the shareholder, the Portfolio will automatically reinvest all such distributions into full and fractional shares at net asset value.

     The Portfolios' Directed Dividend service allows you to invest your dividends and/or capital gain distributions directly into another Portfolio. Contact LifeUSA Funds Shareholder Services at the address or phone number listed under "Additional Information".

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code during the current taxable year. If so qualified, each Portfolio will not be subject to federal income tax on income that it distributes to its shareholders.

     Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

     For federal income tax purposes, each Portfolio's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions designated as capital gain dividends are taxed as long-term capital gains, regardless of the length of time for which the shares have been held. In the case of shareholders who are individuals, estates, or trusts, each Portfolio will designate the portion of each capital gain dividend that must be treated as mid-term capital gain ("28% gain") and the portion that must be treated as long-term capital gain ("20% gain"). Upon redemption of shares of a Portfolio the shareholder will generally recognize a capital gain or loss equal to the difference between the amount realized on the redemption and the shareholder's adjusted basis in such shares. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts, the gain or loss will be considered long-term (20% gain) if the shareholder has held the shares for more than 18 months and mid-term (28% gain) if the shareholder has held the shares for more than one year but not more than 18 months.

     On or before January 31 of each year, the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Whenever you sell shares of a Portfolio, the Fund will send you a confirmation statement showing how many shares you sold and at what price. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

     Unless you are investing in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Portfolio shortly before it makes a distribution, because part of your investment will come back to you as a taxable distribution. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If a Portfolio pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received, even if you had reinvested the dividends in more shares. To avoid "buying a dividend," check a Portfolio's distribution schedule before you invest.

     The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of the Portfolios, see "Tax Status" in the Statement of Additional Information.


                             INVESTMENT PERFORMANCE

     From time to time the Portfolios may advertise performance data including monthly, quarterly, yearly or cumulative total return, average annual total return and yield figures. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return is the change in value of an investment in a Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     Yield refers to the income generated by an investment in a Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     For additional information regarding the calculation of such total return and yield figures, see "Investment Performance" in the Statement of Additional Information. Further information about the performance of the Portfolios will be contained in the Portfolios' annual report to shareholders which, when available, may be obtained without charge from the Portfolios.

     Comparative performance information may be used from time to time in advertising or marketing a Portfolio's shares, including data on the performance of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of a Portfolio. The comparison of a Portfolio to an alternative investment should be made with consideration of differences in features and expected performance. A Portfolio may also note its mention in newspapers, magazines, or other media from time to time. A Portfolio assumes no responsibility for the accuracy of such data. For additional information on the types of indexes, averages and periodicals that might be utilized by a Portfolio in advertising and sales literature, see the section "Investment Performance" in the Statement of Additional Information.

                                RETIREMENT PLANS

     Shares of the Portfolios may be an appropriate investment medium for retirement plans, including Individual Retirement Accounts ("IRAs") and Simple IRAs. Persons desiring information about establishing an IRA or Simple IRA should contact LifeUSA Shareholder Services at the address or phone number listed under "Additional Information". The minimum initial investment to establish such an account is $2,000, as long as at least $1,000 is allocated to any one Portfolio. All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, you are urged to consult with an attorney or tax advisor prior to the establishment of such a plan.


                           DESCRIPTION OF COMMON STOCK

     All shares of each Portfolio have equal rights as to redemption, dividends and liquidation, and will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The shares of each Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. On some issues, such as the election of directors, all shares of each corporation vote together as one series. On an issue affecting only a particular series, such as voting on the advisory agreement, only the approval of the series is required to make the agreement effective with respect to such series.

     Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of a Portfolio may demand a regular meeting of shareholders of such Portfolio by written notice of demand given to the chief executive officer or the chief financial officer of such Portfolio. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of such Portfolio. An annual meeting will be held on the removal of a director or directors of such Portfolio if requested in writing by holders of not less than 10% of the outstanding shares of such Portfolio.

     The shares of each Portfolio are transferable by delivery to such Portfolio of transfer instructions. Transfer instructions should be delivered to LifeUSA Shareholder Services at the address listed under "Additional Information". Each Portfolio is not bound to recognize any transfer until it is recorded on the stock transfer books maintained by such Portfolio.

                              COUNSEL AND AUDITORS

     The firm of Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, MN 55402, provides legal counsel for the Portfolios. KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, serves as independent auditors for the Portfolios.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Each Portfolio self-custodies its assets under Rule 17f-2 of the 1940 Act and maintains its portfolio of investment company securities in the book entry system of the transfer agent of the Underlying Funds. The Adviser acts as each Portfolio's and Underlying Fund's transfer agent and dividend disbursing agent, at P.O. Box 357 , Minneapolis, MN 55440.

                             ADDITIONAL INFORMATION

     LifeUSA Funds Shareholder Services is available to respond to shareholder inquiries Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time. Its phone number is 1-800-864-4725. To contact LifeUSA Shareholder Services by mail, please write "LifeUSA Shareholder Services, P.O. Box 357, Minneapolis, MN 55440." Overnight deliveries should be addressed to "LifeUSA Shareholder Services, 3700 First Bank Place, 601 Second Avenue South, Minneapolis, MN 55402". Dealer inquiries should be directed to LifeUSA Securities, Inc. at 1-888-446-5872 (this is a toll-free call).


     Each Portfolio will send to its shareholders a six-month unaudited and an annual audited financial report, each of which includes a list of investment securities held. You will also receive an account statement quarterly and a consolidated transaction statement and updated prospectus annually. Please read these materials carefully as they will help you understand each Portfolio and your account. To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please contact LifeUSA Shareholder Services if you wish to receive additional shareholder reports.



     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Portfolios to a certain amount of liability for any losses arising out of any statement or omission in this Prospectus regarding a particular Portfolio. In the opinion of the Portfolios' management, however, the risk of such liability is not materially increased by use of a combined prospectus.

     The investment advisory, transfer agency and administrative services provided to each Portfolio by the Adviser depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Adviser has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event, although there cannot be assurance of success.

                                    APPENDIX


PORTFOLIO SECURITIES AND OTHER INVESTMENT TECHNIQUES
OF UNDERLYING FUNDS

REPURCHASE AGREEMENTS

     Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date. A repurchase agreement may be construed as a loan under relevant law. Each Fund may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. Each Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, each Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, each Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, each Fund could suffer a loss. In addition, each Fund may incur certain delays in obtaining direct ownership of the collateral.


BORROWING

     Each Fund may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Each Fund currently has a line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the lines of credit.


ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions (except IAI Developing Countries and IAI Money Market Funds, each of which may invest up to 10% of its net assets in such securities). However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. The institutional trading market is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

FOREIGN SECURITIES

     Each Fund may invest in securities of foreign issuers in accordance with its investment objective and policies. In considering whether to purchase securities of foreign issuers, the Adviser will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. Each of IAI Growth and Income, IAI Emerging Growth, IAI Midcap Growth, IAI Regional and IAI Value Funds currently intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 10% of the value of its total assets. Each of IAI Capital Appreciation Fund and IAI Growth Fund intends to limit its investment in such securities to no more than 15% of the value of its total assets.

     IAI Government Fund may also invest in non-U.S. Government bonds and other fixed income securities including fixed income securities issued by corporations and foreign entities, whether dollar-denominated or not, securities issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, and obligations of supranational entities, that are rated within the four highest grades by Moody's or S&P or are determined by the Adviser to be of comparable quality. For a description of Moody's and S&P ratings, see Appendix A to the Statement of Additional Information.

     IAI Bond Fund may invest in securities issued by foreign issuers, whether dollar-denominated or not, including securities issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, that are determined by the Adviser to be of comparable quality to the other obligations in which IAI Bond Fund may invest. IAI Bond Fund currently intends to invest no more than 25% of the value of its total assets in non-dollar denominated securities of foreign issuers.

VENTURE CAPITAL

     Each equity fund may invest in venture capital limited partnerships and venture capital funds which, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies which may lack depth of management and sufficient resources, which may be marketing a new product for which there is no established market, and which may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and a Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

     In  addition to  investing  in venture  capital  limited  partnerships  and venture capital funds, a Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. A Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, a Fund may purchase non-investment grade debt securities in the form of convertible notes. IAI Capital Appreciation Fund currently intends to limit its investments in securities described in this section to no more than 5% of its net assets.

LEVERAGED BUYOUTS (LBOs)

     Each domestic equity fund may invest in leveraged buyout limited partnerships and funds which, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

ADJUSTING INVESTMENT EXPOSURE

     Each Fund, other than the IAI Money Market Fund, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as currency exchange rates and broad or specific market movements), or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

     There is no limit on the amount on Fund assets that can be used for hedging purposes, i.e., to attempt to protect against possible changes in the market value of securities held in or to be purchase for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain although no more than 5% of each Fund's net assets will be committed to techniques and instruments entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques and instruments successfully will depend upon the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.


TEMPORARY DEFENSIVE POSITIONS

     In unusual market conditions, when the Adviser believes a temporary defensive position is warranted, each Fund may invest without limitation in investment-grade fixed income securities, that is, securities rated within the four highest grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or money market securities (including repurchase agreements). Money market securities will only be purchased if they have been given one of the two top ratings by a major ratings service or, if unrated, are of comparable quality as determined by the Adviser. IAI Midcap Growth and IAI Capital Appreciation Funds, for temporary defensive purposes, may also invest without limitation in common stocks of larger, more established companies. If a Fund maintains a temporary defensive position, investment income may increase and may constitute a large portion of a Fund's return.

DEPOSITARY RECEIPTS

     In addition to investing in such securities directly, IAI International and IAI Developing Countries Funds may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. Generally, such securities evidence ownership of and may be converted into securities issued by a foreign corporation. The issuers of unsponsored depository receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such securities.

FOREIGN INDEX LINKED INSTRUMENTS

     IAI International and IAI Developing Countries Funds may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("Foreign Index Linked Instruments"). Foreign Index Linked Instruments may offer higher yields than comparable securities linked to purely domestic indexes but also may be more volatile. Foreign Index Linked Instruments are relatively recent innovations for which the market has not yet been fully developed and, accordingly, they typically are less liquid than comparable securities linked to purely domestic indexes. In addition, the value of Foreign Index Linked Instruments will be affected by fluctuations in foreign exchange rates or in foreign interest rates. Foreign currency gains and losses with respect to Foreign Index Linked Instruments may affect the amount and timing of income recognized by such Fund.


BRADY BONDS

     IAI International and IAI Developing Countries Funds may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, a mechanism for debtor nations to restructure their outstanding external indebtedness. Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.


ZERO COUPON SECURITIES

     Each Fund may also invest in zero coupon obligations of the U.S. Government or it agencies, tax exempt issuers and corporate issuers, including rights to stripped coupon and principal payments ("STRIPS"). Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. STRIPS are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of STRIPS and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.


CLOSED-END INVESTMENT COMPANIES

     A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Each of IAI International and IAI Developing Countries Fund may invest up to 10% of its total assets in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. In the event that shares acquired at a premium subsequently decline in price relative to their net asset value or the value of portfolio investments held by such closed-end companies declines, a Fund and its shareholders may experience a loss. If a Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of expenses in such Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end companies.


WHEN-ISSUED/DELAYED DELIVERY TRANSACTIONS

     The Funds may purchase portfolio securities on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions are trading practices wherein payment for and delivery of the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of the Fund's assets.

INFLATION-PROTECTED SECURITIES

     Each fixed income fund, and the fixed income component of the IAI Balanced Fund, may purchase U.S. Treasury inflation-protection securities. The value of such securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation-adjusted value of the principal.


BELOW INVESTMENT GRADE SECURITIES

     IAI Balanced, IAI Developing Countries, IAI Bond and IAI Reserve Funds may also invest in below investment grade securities. Such securities are commonly referred to as junk bonds. Each of IAI Bond, IAI Reserve, and IAI Balanced Funds currently intends to limit such investments to 15%, 10%, and 10%, respectively, of its total assets and not to invest in junk bonds rated lower than B by Moody's or S&P. IAI Latin America and IAI Developing Countries Funds do not currently intend to invest more than 5% of their net assets in junk bonds. Securities rated in the medium to lower rating of categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominately speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See Appendix A to and "Investment Objectives and Policies" in the Statement of Additional Information for additional information regarding ratings of debt securities.


FOREIGN CURRENCY TRANSACTIONS

     The value of the assets of a Fund as measured in United States dollars or a foreign currency or currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Each Fund may enter into foreign currency transactions for hedging purposes only and may not speculate on the fluctuations of foreign currency exchange rates. Each Fund may hedge against adverse changes in foreign currency exchange rates between the trade and settlement dates with respect to foreign securities it is purchasing or during the holding period with respect to foreign securities in its portfolio. With respect to foreign securities in its portfolio, each Fund may hedge a maximum of 50% of the value of its investment portfolio by establishing the value of such securities in U.S. dollars. Additionally, each Fund may hedge a maximum of 25% of the value of its investment portfolio by establishing the value of such securities in another foreign currency or currencies which IAI believes to be more stable than the currencies in which such securities are denominated.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds in U.S. dollars or another foreign currency. By entering into a forward contract in such currency for the purchase or sale of the amount of foreign currency involved in an underlying security investment, the Fund is able to protect itself against a possible loss between trade and settlement dates of a transaction or during the period of an investment in a foreign security resulting from an adverse change in the relationship between such two currencies. However, this tends to limit potential gains which might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options and forward foreign currency transactions.

     When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or another foreign currency, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is difficult and the successful execution of a short-term hedging strategy is uncertain.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. A Fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

RISKS ASSOCIATED WITH UNDERLYING FUNDS

INTEREST RATE RISK

     The fixed income funds and the fixed income component of IAI Balanced Fund are subject to interest rate risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. In managing these Funds, the Adviser will adjust the duration of the investment portfolio in response to economic and market conditions. Duration is generally considered a better measure of interest rate risk than is maturity. Duration is a measure of the expected change in value of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two generally will fall by approximately two percent. In some situations, the standard duration calculation does not properly reflect the interest rate risk of a security. In such situations, the Adviser will use more sophisticated analytical techniques, such as modeling principal and interest payments based upon historical experience or expected volatility, to arrive at an effective duration that incorporates the additional variables into the determination of interest rate risk. These techniques may involve estimates of future economic parameters which may vary from actual future outcomes. These principals of interest rate risk also apply to U.S. Treasury and U.S. Government agency securities. As with other bond investments, U.S. Government securities will rise and fall in value as interest rates change. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.


CREDIT RISK

     The fixed income funds and the fixed income component of IAI Balanced Fund are also subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).


CALL RISK

     The fixed income funds and the fixed income component of IAI Balanced Fund are also subject to call risk. Call risk is the possibility that corporate bonds held by a Fund will be repaid prior to maturity. Call provisions, common in many corporate bonds held by a Fund, allow bond issuers to redeem bonds prior to maturity (at a specified price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. For a Fund, the result would be that bonds with high interest rates are "called" and must be replaced with lower-yielding instruments. In these circumstances, the income of a Fund would decline.


RISKS OF LOWER-RATED DEBT SECURITIES

     IAI Balanced, IAI Developing Countries, IAI Bond and IAI Reserve Funds may invest in debt securities commonly known as "junk" bonds. Such securities are subject to higher risks and greater market fluctuations than are lower-yielding, higher-rated securities. The price of junk bonds has been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but is likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuers of a fixed-income security owned by a Fund were to default, a Fund might incur additional expenses to seek recovery. The risk of loss due to default by issuers of junk bonds is significantly greater than that associated with higher-rated securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of junk bonds and a concomitant volatility in the net asset value of a share of a Fund.


     The secondary market for junk bonds is less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of a Fund to arrive at a fair value for certain junk bonds at certain times and could make it difficult for a Fund to sell certain securities. For a description of Moody's and S&P ratings, see Appendix A to the Statement of Additional Information.

GENERAL FOREIGN INVESTMENT RISK FACTORS

     Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Because a Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by a Fund. Delays may be encountered in settling securities transactions in certain foreign markets, and the Fund will incur costs in converting foreign currencies into U.S dollars. Custody charges are generally higher for foreign securities.


FOREIGN INVESTMENT RISK FACTORS:  DEVELOPING COUNTRIES FUND

     IAI Developing Countries Fund is designed for aggressive investors interested in the investment opportunities offered in developing countries. To the extent that IAI International Fund invests in developing countries, the Fund may be subject to additional risk. While the Adviser believes that investing in developing countries presents the possibility for significant growth over the long-term, it also entails significant risks. Many investments in developing countries can be considered speculative, and the price of securities and value of currencies can be much more volatile than in the more developed markets. This difference reflects the greater uncertainties of investing in less established markets and economies.


     Investing in foreign securities typically involves additional risks than investing in securities of U.S. issuers. These risks are often heightened for investments in developing countries and include, but are not limited to, the risk of fluctuations in the value of the currencies in which they are denominated, including the devaluation of the currencies of such countries relative to the U.S. dollar, the risk of adverse political and economic developments and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Funds. Additionally, the economies of many developing countries continue to experience significant problems, including high inflation rates, high interest rates, large external debt and continuing trade deficits and are characterized by extreme poverty, high unemployment and a significant dependence on limited industries. Because the Funds will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by such Fund. In many developing countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. In addition, there also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. The foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. As an open-end investment company, each Fund is limited in the extent to which it may invest in illiquid securities. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. These factors could make foreign investments, especially those in developing countries, more volatile.

     Brokerage commissions, custodial services, and other costs relating to investment in foreign countries and developing markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause such Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     Several countries restrict, to varying degrees, foreign investments in their securities markets. Government and private restrictions take a variety of forms, including (a) limitations on the amount of funds that may be introduced into or repatriated from the country (including limitations on repatriation of investment income and capital gains); (b) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation; (c) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor; (d) limitations on the types of securities which a foreign investor may purchase; and (e) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

     A Fund's interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund also may be subject to taxes on trading profits or on transfers of securities in some countries. The imposition of these taxes will increase the cost to a Fund of investing in any country imposing such taxes. For U.S. tax purposes, U.S. shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by such Fund. See "Dividends, Distributions and Tax Status."

     Each Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. The sovereign debt in which a Fund may invest may involve a high degree of risk, including the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. A Fund may have limited recourse in the event of default on a sovereign debt instrument.

     Many of the currencies of developing countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on such Fund. Some developing countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain developing countries may restrict the free conversion of their currencies into other currencies. Further, the currencies of certain developing countries may not be internally traded.

     Many developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing countries. The governments of many developing countries have exercised and continue to exercise a significant influence over many aspects of the private sector. Government actions concerning the economy could have a significant effect on market conditions and prices and/or yields of securities in which a Fund invests.

     In some countries, the securities of banks or other financial institutions are among the most actively traded securities. Each Fund is restricted in its ability to invest in securities of an issuer which, in its most recent year, derived more than 15% of its revenues from "securities related activities," as defined by the rules under the Investment Company Act of 1940.

RISKS ASSOCIATED WITH ADJUSTING INVESTMENT EXPOSURE

     The techniques and instruments described in the section "Adjusting Investment Exposure", including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such techniques and instruments could result in losses greater than if they had not been used. Use of put and call options may result in losses to each Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options), current market values, limit the amount of appreciation each Fund can realize on its investments or cause each Fund to hold a security it might otherwise sell. The use of currency transactions can result in each Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may not have markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of these techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques and instruments had not been utilized.


PREPAYMENT RISKS

     To the extent they invest in mortgage-backed securities, IAI Bond Fund, IAI Reserve Fund, IAI Balanced Fund and IAI Government Fund is subject to prepayment risk. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-backed securities held by the Fund is "prepaid" earlier than expected. Each Fund must then reinvest the unanticipated principal in new mortgage-backed securities, just at a time when interest rates on new mortgage investments are falling.

     Prepayment risk has two important effects on a Fund:

     - When interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, the income of a Fund will be reduced.

     - When interest rates fall, prices on mortgage-backed securities will not rise as much as comparable Treasury bonds, as bond market investors anticipate an increase in mortgage prepayments and a likely decline in income.


SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN SMALL COMPANIES

     Investing in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Therefore, shares of IAI Emerging Growth Fund and IAI Capital Appreciation Fund are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in more established growth stocks. IAI Capital Appreciation Fund will attempt to reduce the volatility of its share price by diversifying its investments among many companies and different industries.


SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN IAI REGIONAL FUND

     The objective of capital appreciation along with the policy of concentrating equity investments in the Eight State Region means that the assets of IAI Regional Fund will generally be subject to greater risk than may be involved in investing in securities which do not have appreciation potential or which have more geographic diversity. For example, IAI Regional Fund's net asset value could be adversely affected by economic, political, or other developments having an unfavorable impact upon the Eight State Region; moreover, because of geographic limitation, IAI Regional Fund may be less diversified by industry and company than other funds with a similar investment objective and no such geographic limitation.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN IAI VALUE FUND

     In selecting securities judged to be undervalued, the Adviser will be exercising opinions and judgments which may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risks of either:

     (a) a correct judgment by the majority, in which case losses may be incurred or profits may be limited; or

     (b) a long delay before majority recognition of the accuracy of the Adviser's judgment, in which case capital invested by IAI Value Fund in an individual security or group of securities may be nonproductive for an extended period. Generally, it is expected that if an IAI Value Fund investment is "nonproductive" for more than two to three years, it will be sold.

     In many instances, the selection of undervalued securities for purchase by IAI Value Fund may involve limited risk of capital loss because such lack of investor recognition is already reflected in the price of the securities at the time of purchase.

     It is anticipated that some of the portfolio securities of IAI Value Fund may not be widely traded, and that IAI Value Fund's position in such securities may be substantial in relation to the market for the securities. Accordingly, it would under certain circumstances be difficult for IAI Value Fund to dispose of such portfolio securities at prevailing market prices in order to meet redemptions. IAI Value Fund may, when management deems it appropriate, maintain a reserve in liquid assets which it considers adequate to meet anticipated redemptions.

                               LIFEUSA FUNDS, INC.

                       Statement of Additional Information

                                dated May 1, 1998


 LifeUSA Aggressive Growth Portfolio   LifeUSA Balanced Portfo
 LifeUSA Growth Portfolio              LifeUSA Current Income Portfolio
 LifeUSA Global Portfolio              LifeUSA Principal Preservation Portfolio


     This Statement of Additional Information relates to the funds named above (the "Portfolios"), each of which is a series of LifeUSA Funds, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Portfolios' current Prospectus dated May 1, 1998. This Statement of Additional Information is incorporated into the Portfolios' Prospectus by reference. To obtain copies of the Prospectus, write or call the Portfolios at P.O. Box 357, Minneapolis, MN 55440, telephone:
1-800-864-4725. Dealer inquiries concerning the Portfolios should be directed to LifeUSA Securities, Inc. at 1-888-446-5872 this is a toll-free call). Please retain this Statement of Additional Information for future reference.


                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...................................................................2
INVESTMENT RESTRICTIONS..............................................................................19
PORTFOLIO TURNOVER...................................................................................23
INVESTMENT PERFORMANCE...............................................................................24
MANAGEMENT...........................................................................................27
PLAN OF DISTRIBUTION.................................................................................32
CUSTODIAN, COUNSEL AND AUDITORS......................................................................33
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...................................................33
CAPITAL STOCK........................................................................................34
NET ASSET VALUE AND PUBLIC OFFERING PRICE............................................................40
TAX STATUS...........................................................................................41
LIMITATION OF DIRECTOR LIABILITY.....................................................................42
FINANCIAL STATEMENTS.................................................................................42
APPENDIX A...........................................................................................A-1

                       INVESTMENT OBJECTIVES AND POLICIES

     The Prospectus discusses the investment objectives of LifeUSA Aggressive Growth Portfolio, LifeUSA Growth Portfolio, LifeUSA Balanced Portfolio, LifeUSA Current Income Portfolio, LifeUSA Principal Preservation Portfolio and LifeUSA Global Portfolio (a "Portfolio" or the "Portfolios" as appropriate) and each of the IAI Mutual Funds (the "Underlying Funds") in which the Portfolios may invest, as well as the policies Investment Advisers, Inc. (the "Adviser")
employs  to  achieve  those  objectives.   This  section  contains  supplemental
information concerning the types of securities and other instruments in which the Underlying Funds may invest, the investment policies and portfolio strategies the Underlying Funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Portfolios or the Underlying Funds will be achieved.

REPURCHASE AGREEMENTS

     Each Underlying Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement involves the purchase of securities with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. An Underlying Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by such Underlying Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in an Underlying Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, an Underlying Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, an Underlying Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, an Underlying Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     Each Underlying Fund may invest in reverse repurchase agreements. In a reverse repurchase agreement, an Underlying Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Underlying Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. An Underlying Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser, the Underlying Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of an Underlying Fund's assets and may be viewed as a form of leverage. Presently, the Underlying Funds do not intend to invest more than 5% of its net assets in reverse repurchase agreements.

SECURITIES OF FOREIGN ISSUERS

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United
States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Underlying Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of an Underlying Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     The Adviser is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of an Underlying Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

     The dividends and interest payable on certain of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to an Underlying Fund's shareholders. The expense ratio of an Underlying Fund should not be materially affected by such Underlying Fund's investment in such foreign securities.

ILLIQUID SECURITIES

     Each Underlying Fund may also invest up to 15% (10% for IAI Money Market Fund and IAI Developing Countries Fund) of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

     (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

     (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

     (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

     Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

     1. the frequency of trades and quotes for the security;

     2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

     3. dealer undertakings to make a market in the security; and

     4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of an Underlying Fund's investments could be impaired if trading declines.

EXTENDIBLE NOTES

     IAI Government Fund is permitted to invest in extendible notes in accordance with its investment objectives and policies. An extendible note is a debt arrangement under which the holder, at its option, may require the issuer to repurchase the note for a predetermined fixed price at one or more times prior to the ultimate maturity date of the note. Typically, an extendible note is issued at an interest rate that can be adjusted at fixed times throughout its term. At the same times as the interest rate is adjusted by the issuer, the holder of the note is typically given the option to "put" the note back to the issuer at a predetermined price (e.g., at 100% of the outstanding principal amount plus unpaid accrued interest) if the extended interest rate is undesirable to the holder. This option to put the note back to the issuer (i.e., to require the issuer to repurchase the note) provides the holder with an optional maturity date that is shorter than the actual maturity date of the note.

     Extendible notes may be issued with maturity dates in excess of seven years from the date of issuance. However, if such extendible notes provide for an optional maturity date of seven years or less, then such notes are deemed by IAI Government Fund to have been issued for the shorter optional maturity date. Accordingly, investment in such extendible notes would not be in contravention of the fundamental investment policy not to invest in securities having a maturity date in excess of seven years from the date of acquisition. Investment in extendible notes is not expected to have a material impact on the effective portfolio maturity of IAI Government Fund.

     An investment in an extendible note is liquid, and the note may be resold to another investor prior to its optional maturity date at its market value. The market value of an extendible note with a given optional maturity date is determined and fluctuates in a similar manner as the market value of a fixed maturity note with a maturity equivalent to the optional maturity of the extendible note. Compared to fixed term notes of the same issuer, however, extendible notes with equivalent optional maturities generally yield higher returns without a material increase in risk to IAI Government Fund.

     The creditworthiness of the issuers of extendible notes is monitored and rated by Moody's and by S&P. The creditworthiness of such issuers is also monitored by the Adviser. IAI Government Fund does not have a current intention of investing in the coming year more than 5% of its net assets in extendible notes.

VARIABLE OR FLOATING RATE INSTRUMENTS

     Each Underlying Fund (or fixed income component thereof) may invest in variable or floating rate instruments. Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.


DELAYED-DELIVERY TRANSACTIONS

     Each fixed income Underlying Fund (or fixed income component thereof) may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by an Underlying Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Underlying Fund may receive fees for entering into delayed-delivery transactions.


     When purchasing securities on a delayed-delivery basis, each Underlying Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because an Underlying Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Underlying Fund's other investments. If an Underlying Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, an Underlying Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When an Underlying Fund has sold a security on a delayed-delivery basis, such Underlying Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, an Underlying Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Each Underlying Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

DOLLAR ROLLS

     In connection with its ability to purchase securities on a when-issued or forward commitment basis, a fixed income Underlying Fund (or fixed income component thereof) may enter into "dollar rolls" in which such Underlying Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. An Underlying Fund gives up the right to receive principal and interest paid on the securities sold. However, an Underlying Fund would benefit to the extent of any difference between the price received for the securities sold and lower forward price for the securities purchased plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of an Underlying Fund compared with what such performance would have been without the use of dollar rolls. Each Underlying Fund will hold and maintain in a segregated account until the settlement date appropriate liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Adviser's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an Underlying Fund while remaining substantially fully invested increases the amount of an Underlying Fund's assets that are subject to market risk to an amount that is greater than such Underlying Fund's net asset value, which could result in increased volatility of the price of such Underlying Fund's shares.

U.S. TREASURY INFLATION PROTECTION SECURITIES

     Each fixed income Underlying Fund (or fixed income component thereof) may purchase securities issued by the United States Government, which include U.S. Treasury inflation-protection securities.

     Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July, and October. They have been issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All items Consumer Price Index for All Urban Consumers ("CPI-U").

     The value of the principal is adjusted for inflation, and every six months the security will pay interest, which is an amount equal to the fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

     The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

     Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

     Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is based to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

MORTGAGE-BACKED SECURITIES

     Each Underlying Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and an Underlying Fund may invest in them if the Adviser determines they are consistent with such Underlying Fund's investment objective and policies.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

STRIPPED MORTGAGE-BACKED SECURITIES

     IAI Balanced, IAI Government and IAI Bond Funds may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


ASSET-BACKED SECURITIES

     IAI Balanced, IAI Government and IAI Bond Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments alternately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.


ZERO COUPON BONDS

     Each Underlying Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, an Underlying Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

LOWER-RATED DEBT SECURITIES

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from an Underlying Fund. If a call were exercised by the issuer during a period of declining interest rates, an Underlying Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to an Underlying Fund and dividends to shareholders.

     An Underlying Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and an Underlying Fund's ability to dispose of particular issues when necessary to meet such Underlying Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect an Underlying Fund's net asset value. In addition, an Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

     IAI Balanced, IAI Bond and IAI Government Funds may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivable), or to other parties. Direct debt instruments are subject to an Underlying Fund's policies regarding the quality of debt securities.


     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, an Underlying Fund's share price and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Underlying Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect such Underlying Fund.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of an Underlying Fund were determined to be subject to the claims of the agent's general creditors, such Underlying Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

     IAI Balanced, IAI Bond and IAI Government Funds limit the amount of the assets that they invest in any one issuer or in issuers within the same industry. For purposes of these limitations, an Underlying Fund generally will treat the borrower as the "issuer" of indebtedness held by such Underlying Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between an Underlying Fund and the borrower, if the participation does not shift to such Underlying Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require such Underlying Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether such Underlying Fund has invested more than 5% of its total assets in a single issuer. Treating the financial intermediary as an issuer of indebtedness may restrict an Underlying Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LENDING PORTFOLIO SECURITIES

     In order to generate additional income, each Underlying Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, an Underlying Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Underlying Fund's Board of Directors. Each Underlying Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, an Underlying Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays an Underlying Fund an amount equivalent to any dividends or interest paid on the securities and an Underlying Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by an Underlying Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Underlying Funds do not intend to lend more than 5% of its net assets to broker-dealers, banks, or other financial borrowers of securities.

SWAP AGREEMENTS

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. An Underlying Fund is not limited to any particular form of swap agreement if the Adviser determines it is consistent with such Underlying Fund's investment objective and policies.

     Swap agreements will tend to shift an Underlying Fund's investment exposure from one type of investment to another. For example, if an Underlying Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease an Underlying Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund's investments and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an Underlying Fund. If a swap agreement calls for payments by an Underlying Fund, such Underlying Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. An Underlying Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similar creditworthy party.

     Each Underlying Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If an Underlying Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of an Underlying Fund's accrued obligations under the swap agreement over the accrued amount such Underlying Fund is entitled to receive under the agreement. If an Underlying Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of such Underlying Fund's accrued obligation under the agreement.

INDEXED SECURITIES

     Each Underlying Fund, other than IAI Money Market Fund, may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively  indexed;  that  is,  their  maturity  value  may  increase  when the specified  currency  value  increases,  resulting  in a security  that  performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of an Underlying Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments. Presently, each of the Underlying Funds does not intend to invest more than 5% of its net assets in Indexed Securities.


ECONOMIES OF THE UNITED KINGDOM, GERMANY AND JAPAN

     International Fund may from time to time concentrate more than 25% of its total assets in the economies of the United Kingdom, Germany and Japan.

     UNITED KINGDOM. The United Kingdom is a constitutional monarchy and consists of England, Scotland, Wales and Northern Ireland. The population of the United Kingdom is approximately 57 million. Industry in the United Kingdom is predominantly owned in the private sector except for certain state owned entities in the transportation and energy industries.

     The  financial  center of the United  Kingdom is London,  which is also the location of the London Stock Exchange. In October of 1986, stock exchange commission rates were deregulated and stock exchange membership was opened up to limited companies and to non-residents of the United Kingdom. Additionally, the Financial Services Act (the "FSA") substantially restructured the U.K. securities laws and deregulated the London Stock Exchange's own rules. FSA created a new regulatory body known as the Securities and Investments Board (the "SIB"), which has the power to delegate certain of its functions to various self-regulatory organizations, of which the London Stock Exchange is one. Under the FSA structure, the London Stock Exchange will continue to be largely self-regulating with fundamentally the same types of self-regulatory rules in effect prior to FSA.

     Stock prices are continuously quoted during business hours on the London Stock Exchange, and are negotiable, but have formalized for institutions. Trading commissions in the U.K. are negotiable.

     Securities in the United Kingdom are denominated and quoted in "pounds sterling". Pounds sterling are fully convertible and transferable based on floating exchange rates into all currencies, without administrative or legal restrictions, for both non-residents and residents of the United Kingdom.

     GERMANY. Germany is a federated republic with a population of approximately 80 million and a democratic parliamentary form of government. The German economy is organized primarily on the basis of private sector ownership, with the state exerting major influence through ownership in certain sectors, including transportation, communication and energy. Unification of West Germany with the formerly communist controlled East Germany took place in 1990.

     Industrial activity makes the largest contribution to the German gross national product. Although only 5% of German businesses are large-scale enterprises, such large-scale businesses account for over half of industrial production and employ over half the industrial labor force. Trading volume, therefore, tends to concentrate on relatively few companies with both large capitalizations and broad stock ownership. Historically the German economy has been strongly export oriented. Privatization of formerly state owned enterprise in what was once East Germany is in progress, but will make little difference to the predominance of large scale businesses in overall industrial activity and the stock market.



     German equity securities trade predominantly on the country's eight independent local stock exchanges, the Frankfurt exchange accounting for 70% of turnover. Subject to the provisions of pertinent securities law, mainly the Stock Exchange Law of 1896, as amended, the council, management and other executive organs of the stock exchanges constitute self-administering and self-regulatory bodies. The "Working Group of German Stock Exchanges" headquartered in Frankfurt, of which all eight stock exchanges are members, addresses all policy and administrative questions of national and international character.

     Prices for active stocks, including those for larger companies are quoted continuously during stock exchange hours. Less actively traded stocks are quoted only once a day. Equity shares are normally fully-paid and non-assessable.

     Orders for stock executed for large customers on the stock exchanges are negotiable. A federal stock exchange turnover tax, ranging up to 0.25%, is levied on all securities transactions other than those between banks acting as principal. Nonresidents such as the Fund are charged half these rates.

     German equity securities are denominated in Deutchemarks. Deutchemarks are fully convertible and transferable into all currencies, without administrative or legal restrictions, for both nonresidents and residents of Germany. Since 1974, the Deutchemark has traded on a floating exchange rate basis against all currencies.

     JAPAN. Japan is politically organized as a democratic, parliamentary republic and has a population of approximately 122 million. The Japanese economy is heavily industrial and export-oriented. Although Japan is dependent upon foreign economies for raw materials, Japan's balance of payments in recent years has been strong and positive.

     Japan has eight stock exchanges located throughout the country, but over 80% of all trading is conducted on the Tokyo Stock Exchange.

     Prices of stocks listed on the Japanese stock exchange are quoted continuously during regular business hours. Trading commissions are at fixed scale rates which vary by the type and the value of the transaction, but can be negotiable for large transactions.

     Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all currencies, without administrative or legal restrictions, for both nonresidents and residents of Japan.

     International Fund may also invest in developing countries, which investments involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Developing countries include those generally considered to be developing or emerging by the World Bank or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In the past, markets of developing countries have been more volatile than the markets of developed countries. Such markets, however, often have provided investors with higher returns on their investments. International Fund will limit its investments in developing countries not included in the EAFE Index to not more than 15% of its total assets. For purposes of determining the country of an issuer for percentage limitation purposes, the Fund considers where an issuer is domiciled or otherwise has substantial operations.


NO RATING CRITERIA FOR DEBT SECURITIES -
IAI DEVELOPING COUNTRIES FUND

     IAI Developing Countries Fund has established no rating criteria for the debt securities in which it may invest. Therefore, the Underlying Fund may invest in debt securities either (a) which are rated in one of the top four rating categories by a nationally recognized rating organization or which possess similar credit characteristics ("investment grade securities") or (b) which are rated below the top four rating categories or which possess similar credit characteristics ("high yield securities"). Ratings are one of several factors utilized in performing a credit analysis of issuers.

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Underlying Fund. If a call were exercised by the issuer during a period of declining interest rates, the Underlying Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Underlying Fund and dividends to shareholders.

     IAI Developing Countries Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and an Underlying Fund's ability to dispose of particular issues when necessary to meet an Underlying Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect IAI Developing Countries Fund's net asset value. In addition, the Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.


ADDITIONAL RISK CONSIDERATIONS ASSOCIATED WITH FOREIGN INVESTING

     Investors should consider carefully the substantial risks involved with respect to investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Such risks are heightened with respect to investments in developing countries. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets typically have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

     Investments in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

     Despite the recent dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Underlying Fund shareholders.

     Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

     Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority to act as custodian of an
Underlying Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Underlying Fund's cash and securities, an Underlying Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

     An Underlying Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent an Underlying Fund from transferring cash out of the country, withhold portions of interest and dividends at the source, or impose other taxes, with respect to an Underlying Fund's investments in securities of issuers of that country. Although an Underlying Fund invests only in foreign nations which it considers as having relatively stable and friendly governments, there is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in those nations.

     An Underlying Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through an Underlying Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places an Underlying Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the investment manager, any losses resulting from the holding of an Underlying Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders.

     An Underlying Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. Each Underlying Fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures and related options for hedging may involve risks because of imperfect correlation between movements in the prices of the futures or related options and movements in the prices of the securities being hedged. Successful use of futures and related options by an Underlying Fund for hedging purposes also depends upon the investment manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

FOREIGN CURRENCY TRANSACTIONS

     Each Underlying Fund, other than IAI Money Market Fund whose foreign holdings must be denominated in U.S. dollars, may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     Such Underlying Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Underlying Funds.

     In connection with purchases and sales of securities denominated in foreign currencies, an Underlying Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." the Adviser expects to enter into settlement hedges in the normal course of managing an Underlying Fund's foreign investments. An Underlying Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

     Each Underlying Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.
For example, if an Underlying Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. An Underlying Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Underlying Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. Each Underlying Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of forward currency contracts will depend on the Adviser's skill in analyzing and predicting currency values. Forward contracts may substantially change an Underlying Fund's investment exposure to changes in currency exchange rates, and could result in losses to an Underlying Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged an Underlying Fund by selling that currency in exchange for dollars, such Underlying Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, an Underlying Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases an Underlying Fund's exposure to a foreign currency, and that currency's value declines, such Underlying Fund will realize a loss. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to an Underlying Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Underlying Funds.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     Each Underlying Fund, other than IAI Money Market Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Each Underlying Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which an Underlying Fund can commit assets to initial margin deposits and option premiums.

     The above limitation on an Underlying Fund's investments in futures contracts and options, and such Underlying Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional
Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5 percent.

FUTURES CONTRACTS

     When an Underlying Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When an Underlying Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when an Underlying Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase an Underlying Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When an Underlying Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of an Underlying Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of an Underlying Fund, such Underlying Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FMC's other customers, potentially resulting in losses to such Underlying Fund.

PURCHASING PUT AND CALL OPTIONS

     By purchasing a put option, an Underlying Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, an Underlying Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. An Underlying Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, an Underlying Fund will lose the entire premium it paid. If an Underlying Fund exercises the option, it completes the sale of the underlying instrument at the strike price. An Underlying Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

     When an Underlying Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, such Underlying Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract an Underlying Fund would be required to make margin payments to an FCM as described above for futures contracts. An Underlying Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option an Underlying Fund has written, however, such Underlying Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

     If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates an Underlying Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

     An Underlying Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, an Underlying Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match an Underlying Fund's current or anticipated investments exactly. An Underlying Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Underlying Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match an Underlying Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. An Underlying Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in an Underlying Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for an Underlying Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Underlying Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, an Underlying Fund's access to other assets held to cover its options or futures positions could also be impaired.


OTC OPTIONS

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows an Underlying Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. An Underlying Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. An Underlying Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of an Underlying Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect an Underlying Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of an Underlying Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of an Underlying Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     Each Underlying Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of an Underlying Fund's assets could impede portfolio management or an Underlying Fund's ability to meet redemption requests or other current obligations.

                             INVESTMENT RESTRICTIONS

LIFEUSA FUNDS, INC.

     As indicated in the Prospectus, each Portfolio is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of a Portfolio, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Portfolio and may be changed by the Board of Directors without shareholder approval.

     Each Portfolio may not:

     1. Purchase the securities of any issuer if such purchase would cause the Portfolio to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act and the Underlying Funds) if, as a result, 25% or more of the value of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


     For purposes of applying this restriction, each Portfolio will not purchase securities, as defined above, such that 25% or more of the value of the Portfolio's total assets are invested in the securities of companies whose principal business activities are in the same industry.


     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Portfolio's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Portfolio from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     For purposes of applying this restriction, to the extent the Portfolio engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation. Each Portfolio will not invest more than 5% of its total assets in reverse repurchase agreements.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Portfolio may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.


     For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.


     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

     For purposes of applying this restriction, a Portfolio will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short.

     11. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     12. Participate on a joint or a joint and several basis in any securities trading account.

     13. Invest more than 15% of its net assets in illiquid investments.

     14. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Portfolio may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

     Any of a Portfolio's investment policies set forth under "Investment Objective and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 13, a Portfolio is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Portfolio's liquid assets.

     Because of their investment objectives and policies, the Portfolios will each concentrate 25% or more of their assets in the mutual fund industry. In accordance with the Portfolios' investment programs set forth in the Prospectus, each of the Portfolios may invest 25% or more of its assets in certain Underlying Funds. However, each of the Underlying Funds in which each Fund will invest will not concentrate 25% or more of its total assets in any one industry.

UNDERLYING FUNDS

     Each Underlying Fund is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of an Underlying Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of an Underlying Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Fund and may be changed by the Board of Directors without shareholder approval.

     Each Underlying Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause the Underlying Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Underlying Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     For purposes of applying this restriction, a Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Underlying Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Underlying Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     For purposes of applying this restriction, to the extent the Underlying Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Underlying Fund may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Underlying Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Underlying Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.


     For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.


     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Underlying Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.


     For purposes of applying this restriction, the Underlying Funds will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.


     11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     13. Participate on a joint or a joint and several basis in any securities trading account.

     14. Invest more than 15% of its net assets in illiquid investments (10% for IAI Developing Countries Fund and IAI Money Market Fund).

     15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Underlying Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

     Any of an Underlying Fund's investment policies set forth under "Investment Objectives and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 14, an Underlying Fund is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Underlying Fund's liquid assets.

                               PORTFOLIO TURNOVER

     A Portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the Underlying Funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the Underlying Funds within the percentage limits described in the Prospectus.



     The turnover rates of the Underlying Funds have ranged from 32.1% to 482.2% during their most recent fiscal years. There can be no assurance that the turnover rates of these Underlying Funds will remain within this range during subsequent fiscal years. High turnover rates may result in higher expenses being incurred by the Underlying Funds.

                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for each Portfolio may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.


     Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the compensation period by the maximum offering price per share on the last day of the period, according to the following formula. The result will then be annualized using a formula that provides for semi-annual compounding of income.

                           YIELD = 2[(a-b + 1)6 - 1]
                                      ---
                                      cd

                  Where: a = dividends and interest earned during the period; b = expenses accrued for the period
                               (net of reimbursements);
                           c = the average daily number of shares outstanding
                               during the period that were entitled to receive dividends; and
                           d = the maximum offering price per share on the last
                               day of the period.

     For  the  thirty-day  period  ended  December  31,  1997,   Current  Income
Portfolio's yield was 7.88% and Principal Preservation Portfolio's yield was 5.18%.

     Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual return figures are computed according to the following formula:

                         P(1+T)n  = ERV

                  Where:       P  = a hypothetical initial payment of $1,000;

                               T  = average annual total return;

                               n  = number of years; and

                             ERV  = ending redeemable value at the end of the
                                    period of a hypothetical $1,000 payment
                                    made at the beginning of such period.

     This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. Average annual total return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, and which thus will be higher.

     Because each Portfolio does not have a full year of performance, average annual total return figures have not been calculated.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR      =   [ERV + P] 100
                                          -------
                                            P

         Where:            CTR      =   Cumulative total return;

                           ERV      =   ending redeemable value at the
                                        end of the period of a hypothetical
                                        $1,000 payment made at the beginning
                                        of such period; and

                           P        =   initial payment of $1,000

     This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The following table sets forth the cumulative total returns for each Portfolio for the period from inception (February 3, 1997) through December 31, 1997.

  Aggressive Growth        Growth          Global          Balanced       Current Income    Principal Preservation
      Portfolio           Portfolio       Portfolio       Portfolio         Portfolio              Portfolio
      ---------           ---------       ---------       ---------         ---------              ---------

       11.21%               4.63%          (4.03%)          2.07%             1.69%                  4.13%


     In advertising and sales literature, each Portfolio may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indices, averages or products differs from that of a Portfolio. The comparison of a Portfolio to an alternative investment should be made with consideration of differences in features and expected performance.

     The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Portfolios believe to be generally accurate. Each Portfolio may also note its mention in newspapers, magazines, or other media from time to time. However, such Portfolio assumes no responsibility for the accuracy of such data.


     For example, (1) a Portfolio's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) Standard and Poor's 500 Composite Stock Price Index, a well diversified list of 500 companies representing the U.S. Stock Market; (iii) Wilshire 5000 Equity Index, which consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available; (iii) Wilshire 4500 Equity Index, which consists of all stocks in the Wilshire 5000 except for the 500 stocks in the  Standard  and Poor's  500  Index;  (iv)  Morgan  Stanley  Capital
International EAFE Index, an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East; (v) MSCI EMF Index, an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of twenty-two developing countries; (vi) MSCI EAFE + Select EMF Index
- an arithmetic, market value-weighted average of the performance of securities listed on the stock markets of Europe, Australia, the Far East and fourteen developing countries; (vii) Goldman Sachs 100 Convertible Bond Index, which currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million of greater in market capitalization. The index is priced monthly; (viii) Salomon Brothers GNMA Index, which includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association; (ix) Salomon Brothers High-Grade Corporate Bond Index, which consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater; (x) Lehman Long-Term Treasury Bond, which is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater; (xi) Merrill Lynch Corporate and Government Bond, which consists of over 4,000 U.S. Treasury, Agency and investment grade corporate bonds; (xii) Lehman Corporate (Baa) Bond Index, which consists of all publicly offered, fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding . This index includes over 1,000 issues; (xiii) Bond Buyer Municipal Index (20 year) Bond, a yield index on current coupon high-grade general obligation municipal bonds; (xiv) Standard & Poor's Preferred Index, a yield index based upon the average yield of four high-grade, non-callable preferred stock issues; (xv) NASDAQ Industrial Index, which is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income; (xvi) Composite Index, which consists of 70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index; (xvii) Composite Index, which consists of 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index; (xviii) Composite Index, which consists of 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index and 25% Standard & Poor's Utilities Index.);
(xix) Lehman Long-Term Corporate AA or Better Bond Index - consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar denominated, SEC-registered corporate debt rated AA or AAA; (xx) Lehman Brothers Aggregate Bond Index - which is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB or better. The index has a market value of over $4 trillion; (xxi) Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index, a market weighted index that contains individually priced U.S. Treasury, agency and corporate investment grade bonds rated BBB or better, with maturities between 1 and 5 years. The index has a market value of over $1.3 trillion;
(xxii) Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index, a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB or better, with maturities between 5 and 10 years. The index has a market value of over $600 billion; (xxiii) Lehman Brothers Mutual Fund Long (10+) Government/Corporate Index, a market weighted index that contains individually priced U.S. Treasury, agency and corporate securities rated BBB or better, with maturities greater than 10 years. The index has a market value of over $900 billion; (xxiv) Russell 2000 Stock Index, which consists of the smallest 2,000 stocks within the Russell 3000; a widely-used benchmark for small capitalization common stocks; (xxv) Ibbotson Associates Yearbook, which consists of various mutual fund performance data; (xxvi) Lipper Balanced Fund Average, an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.; (xxvii) Lipper Non-Government Money Market Average, an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.; (xxviii) Lipper Government Money Market Fund Average, an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.; (xxix) Lipper Small Company Growth Fund Average, which is the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company;
(xxx) Russell 3000 Index, which consists of approximately 3,000 of the largest stocks of U.S. domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S; (xxxi) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or
(C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Portfolio; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Portfolio or the general economic business, investment, or financial environment in which such Portfolio operates; (4) the effect of tax-deferred compounding on a Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Portfolio invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Portfolio's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

The names, addresses, positions and principal occupations of the directors and executive officers of the Portfolios are given below.

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

Madeline Betsch                          55     Director             Currently   retired;   until  April  1994,  was
19 South 1st Street                                                  Executive  Vice  President,  Director of Client
Minneapolis, Minnesota 55401                                         Services,  of  CME-KHBB  Advertising  since May
                                                                     1985, and prior thereto was a Vice President with
                                                                     Campbell-Mithun, Inc. (advertising agency) since
                                                                     February 1977.

W. William Hodgson                       73     Director             Currently   retired;   served  as   information
1698 Dodd Road                                                       manager  for the North  Central  Home Office of
Mendota Heights, Minnesota 55118                                     the  Prudential  Insurance  Company  of America
                                                                     from 1961 until 1984.

George R. Long                           68     Director             Chairman   of   Mayfield    Corp.    (financial
29 Las Brisas Way                                                    consultants  and  venture   capitalists)  since
Naples, Florida 33963                                                1973.

J. Peter Thompson                        66     Director             Grain farmer in  southwestern  Minnesota  since
Route 1                                                              1974.   Prior  to  that,   Mr.   Thompson   was
Mountain Lake, Minnesota 56159                                       employed  by Paine  Webber,  Jackson  & Curtis,
                                                                     Incorporated, (a diversified financial services
                                                                     concern), most recently as Senior Vice President
                                                                     and General Partner.

Charles H. Withers                       70     Director             Currently retired;  was Editor of the Rochester
Rochester Post Bulletin                                              Post-Bulletin,  Rochester,  Minnesota from 1960
P.O. Box 6118                                                        through March 31, 1980.
Rochester, Minnesota 55903


Noel P. Rahn                             59     President            Chief  Executive  Officer and a Director of IAI
3700 First Bank Place                                                since 1974.  Mr. Rahn is also  President of the
P.O. Box 357                                                         other IAI Mutual  Funds and of  LifeUSA  Funds,
Minneapolis, Minnesota 55440                                         Inc.


Archie C. Black, III                     35     Treasurer            Senior  Vice  President  and  Chief   Financial
3700 First Bank Place                                                Officer  of IAI and has  served  IAI in several
P.O. Box 357                                                         capacities   since  1987.  Mr.  Black  is  also
Minneapolis, Minnesota 55440                                         Treasurer  of the other IAI Mutual Funds and of
                                                                     LifeUSA Funds, Inc.

                                       27

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

William C. Joas                          35     Secretary            Vice  President  of IAI  and has  served  as an
3700 First Bank Place                                                attorney  for IAI since 1990.  Mr. Joas is also
P.O. Box 357                                                         Secretary  of the other IAI Mutual Funds and of
Minneapolis, Minnesota 55440                                         LifeUSA Funds, Inc.

Susan J. Haedt                           35     Vice President,      Vice  President  of the Adviser and Director of
3700 First Bank Place                           Director of Mutual   Mutual  Fund  Operations.  Prior to joining the
P.O. Box 357                                    Fund Operations      Adviser in 1992,  Ms.  Haedt served as a Senior
Minneapolis, Minnesota 55440                                         Manager   at  KPMG  Peat   Marwick   LLP,   (an
                                                                     international  tax,  accounting  and consulting
                                                                     firm).


     Each Portfolio has agreed to reduced initial subscription requirements for employees and directors of the Portfolio or the Adviser, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the Portfolios is $500; provided that the minimum amount that can be allocated to any one of the Portfolios is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Portfolios.

     No compensation is paid by a Portfolio to any of its officers. Directors who are not affiliated with the Adviser receive from the LifeUSA Funds and IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Portfolio will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Portfolios pro rata for expenses incurred in connection with attending meetings. For the Underlying Funds, the pro rata payments of directors fees and expenses will be based on each Underlying Fund's net assets less Underlying Fund shares held by the Portfolios.

                                                                              Aggregate Compensation
                                                Aggregate Compensation               from the
                                                  from each Portfolio*        19 IAI Mutual Funds and
      Name of Person, Position                                                 6 LifeUSA Portfolios*
      ------------------------                   ---------------------        ------------------------

      Betsch, Madeline  -  Director                       $0                          $37,200

      Hodgson, W. William  - Director                     $0                          $37,200

      Long, George R.  -  Director                        $0                          $37,200

      Thompson, J. Peter  -  Director                     $0                          $37,200

      Withers, Charles H.  -  Director                    $0                          $37,200
      ----------------------------------------
     *   For the calendar year ended December 31, 1997; excludes expenses incurred in connection with attending meetings.
         The Directors waived all such LifeUSA fees for fiscal 1997.


     The Board of Directors for each of the Portfolios has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits.
Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Portfolios' Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.


     Effective February 1998, the directors have agreed that the position of Board Chair shall rotate from director to director on a quarterly basis.




     IAI's ultimate corporate parent is Lloyds TSB Group plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENT
BETWEEN THE ADVISER AND LIFEUSA FUNDS, INC.

     Effective November 6, 1996, the Portfolios entered into an Investment Advisory and Administrative Services Agreement with the Adviser, which was last approved by the Board on November 4, 1997. Pursuant to the Investment Advisory and Administrative Services Agreement, the Adviser has agreed to provide each Portfolio with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, the Adviser has the sole authority and responsibility to make and execute investment decisions for a Portfolio within the framework of such Portfolio's investment policies, subject to review by the directors of the Portfolio. In addition, the Adviser has agreed to provide or arrange for the provision of required administrative, stock transfer, redemption, dividend disbursing, accounting, and certain shareholder services including, without limitation, the following: (1) the maintenance of a Portfolio's accounts, books and records; (2) the calculations of the daily net asset value in accordance with an Portfolio's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by a Portfolio; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by an Underlying Fund; (8) answering shareholder questions; and (9) providing reports and other information.


     The Portfolios pay no compensation to the Adviser under the Investment Advisory and Administrative Services Agreement. Each Portfolio is responsible for its own expenses that are not expressly assumed by the Adviser or any other organization with which the Portfolios may enter into an agreement for the performance of services. Each Portfolio is liable for such non-recurring expenses as may arise, including litigation to which a Portfolio may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

MANAGEMENT AGREEMENT BETWEEN THE ADVISER AND UNDERLYING FUNDS

     Effective April 1, 1996 (February 1, 1996 for IAI Capital Appreciation Fund and November 6, 1996 for IAI Latin America Fund), each Underlying Fund entered into a written agreement with the Adviser (the "Management Agreement"). Pursuant to the Management Agreement between each Underlying Fund and the Adviser, which was last approved by the Board on November 4, 1997, the Adviser has agreed to provide each Underlying Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, the Adviser has the sole authority and responsibility to make and execute investment decisions for an Underlying Fund within the framework of such Underlying Fund's investment policies, subject to review by the directors of the Underlying Funds. In addition, the Adviser has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of an Underlying Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with an Underlying Fund's current Prospectus and Statement of Additional Information;
(3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by an Underlying Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by an Underlying Fund; (8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. The Adviser may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, each Underlying Fund has agreed to pay the Adviser an annual fee as a percentage of such Underlying Fund's average daily net assets as set forth below, with the exception of IAI Reserve Fund which has agreed to pay an annual fee at the rate of .85%.



                                    IAI Capital              IAI Balanced Fund, Midcap Growth,
Daily Net Assets                 Appreciation Fund       Emerging Growth, Value and Regional Funds
----------------                 -----------------       -----------------------------------------

For the first $250 million             1.40%                               1.25%
For the next $250 million              1.35%                               1.20%
Above $500 million                     1.30%                               1.10%


                                   IAI Bond and            IAI Money
Daily Net Assets                 Government Funds         Market Fund
----------------                 ----------------         -----------

For the first $100 million             1.10%                 0.60%
For the next $150 million              1.05%                 0.55%
Above $250 million                     1.00%                 0.50%



                                                                             IAI Growth
                                                             IAI                 and
                                        IAI Developing   International   IAI Growth and Income
Daily Net Assets                        Countries Fund       Fund                Funds
----------------                        --------------       ----                -----

For the first $100 million                   2.00%           1.70%                1.25%
For the next $100 - $250 million             1.95%           1.45%                1.15%
For the next $250 - $500 million             1.75%           1.30%                1.05%
Above $500 million                           1.65%           1.30%                1.00%


     Under the Management Agreements, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of an Underlying Fund, taxes and extraordinary expenses, the Adviser has agreed to pay all of an Underlying Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of an Underlying Fund's assets, costs of reports and proxy material sent to Underlying Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Underlying Fund shareholders and registering an Underlying the Adviser Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that the Adviser will either reimburse an Underlying Fund for the fees and expenses it pays to directors who are not "interested persons" of such Underlying Fund or reduce its fee by an equivalent amount. The Adviser is not liable for any loss suffered by an Underlying Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations. Some of the Underlying Funds currently waive a portion of their fee, as disclosed in the Portfolios' prospectus.

     Until March 1, 1999, IAI has voluntarily agreed to waive its fee in excess of 2.00% of Latin America Fund's average daily net assets.



SUBADVISORY AGREEMENTS FOR IAI INTERNATIONAL FUND AND
IAI DEVELOPING COUNTRIES FUND

     Under the Subadvisory Agreements between IAI International Ltd. and the Adviser, which was last approved by the Board on November 4, 1997, the Adviser has delegated to IAI International Ltd. the sole authority and responsibility to make and execute investment decisions for IAI International and IAI Developing Countries Funds within the framework of such Funds' investment policies, subject to review by the Adviser and the Funds' directors. Under the Subadvisory Agreements, the Adviser has agreed to pay IAI International Ltd. an annual fee as a percentage of a Fund's average daily net assets as set forth below:



                          IAI Developing Countries Fund
                          -----------------------------
                                                       Fee IAI International
                Daily Net Assets                         Receives Annually
                ----------------                         -----------------

                For the first $200 million                1/2 of 1.25%
                For the next $200 million                 1/2 of 1.10%
                Above $400 million                        1/2 of 1.00%


                             IAI International Fund
                             ----------------------
                                                      Fee IAI International
                Daily Net Assets                         Receives Annually
                ----------------                         -----------------

                For the first $100 million                   1/2 of 1.00%
                For the next $100 million                    1/2 of .85%
                For the next $100 million                    1/2 of .75%
                Above $300 million                           1/2 of .70%

DURATION OF AGREEMENTS

     Each Investment Advisory and Administrative Services, Management and Subadvisory Agreement will terminate automatically in the event of its assignment. In addition, each Agreement is terminable at any time without penalty by the Board of Directors of an Underlying Fund or by vote of a majority of an Underlying Fund's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' notice to an Underlying Fund. Each Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of an Underlying Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

                              PLAN OF DISTRIBUTION

     The Fund on behalf of each Portfolio has adopted a Plan of Distribution relating to the payment of certain expenses pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Fees"). The Plan was last approved by the Board of Directors at a meeting on November 4, 1997.

     The Plan provides that the Fund, out of the assets of each Portfolio, is obligated to pay the Fund's principal underwriter (the "Underwriter") an annual fee of .75% of each Portfolio's average daily net assets in connection with the provision of distribution and shareholder services. One-third of that fee (.25%) is designated for the provision of shareholder services while the remainder is for the provision of distribution services. The Plan also provides that it will continue in effect only so long as such continuance is specifically approved at least annually (i) by the Board of Directors of the Fund, or with respect to a particular Portfolio by the vote of the holders of a majority of the outstanding voting securities of such Portfolio, and (ii) by a majority of the directors who are not interested persons of the Underwriter or of the Fund, cast in person at a meeting called for the purpose of voting on such approval; provided that, if a majority of the outstanding voting securities of any of the Portfolios approves the Plan, the Plan shall continue in effect with respect to such approving Portfolio whether or not the shareholders of any other Portfolio of the Fund approve this Plan.

     The Plan also states that it may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the Underwriter, upon sixty (60) days' written notice to the other party and that it may be terminated with respect to a particular Portfolio at any time without the payment of any penalty by the vote of the holders of a majority of the outstanding voting securities of such Portfolio, upon sixty (60) days' written notice to the Underwriter. The Plan may not be amended with respect to a Portfolio to increase materially the amount of the fees payable unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of such Portfolio, and all material amendments to the Plan must also be approved by the Fund's Board of Directors.

     Also, in each year during which the Plan remains in effect, the Underwriter and any person authorized to direct the disposition of monies paid or payable by a Portfolio pursuant to the Plan or any related agreement will prepare and furnish to the Fund's Board of Directors, and the Board will review, at least quarterly, written reports, complying with the requirements of Rule 12b-1, which set out the amounts expended under the Plan and the purpose for which those expenditures were made.


     As authorized by the Plan, the Fund has retained LifeUSA Securities, Inc. ("LSI") to distribute Portfolio shares on a continuous basis as principal underwriter. The Fund, on behalf of each Portfolio, has entered into an
Underwriting and Distribution Agreement with LSI pursuant to which each Portfolio will pay LSI an annual fee of 0.75% of such Portfolio's average daily net assets for the servicing of shareholder accounts and the distribution of Portfolio shares. Until May 1, 1999, LSI has voluntarily agreed to waive this fee in excess of 0.50% of a Portfolio's average daily net assets. The Rule 12b-1 Fee payable by a Portfolio to LSI may be used by LSI to pay advertising and promotional expenses including, without limitation, costs of printing and providing Prospectuses, Statements of Additional Information, annual reports and semiannual reports to prospective shareholders, expenses of preparing and providing sales literature advertising of any type, and compensation and benefits paid to and expenses incurred by personnel, including supervisory personnel, involved in direct mail and advertising activities and activities relating to the direct marketing of shares of the Portfolio to the public and compensation to Authorized Dealers who have entered into Dealer Sales Agreements with LSI for their sale of Portfolio shares. The Rule 12b-1 Fee may also be used to compensate LSI for the provision of certain services to Portfolio shareholders and Authorized Dealers. Such services may include answering shareholder questions, providing reports and other information and other services designed to maintain shareholder accounts. LSI may use the Rule 12b-1 Fee to make payments to Authorized Dealers that provide such shareholder services.



     The net distribution fee paid by each Portfolio and the amount waived during its fiscal year ended December 31, 1997 are listed below:

Portfolio                                           Net 12b-1 Fee                    12b-1 Fee Waived by LSI*
---------                                           -------------                    ------------------------

Aggressive Growth Portfolio                           $     380                           $       190
Growth Portfolio                                      $     214                           $       107
Global Portfolio                                      $     264                           $       132
Balanced Portfolio                                    $     235                           $       118
Current Income Portfolio                              $     104                           $        52
Principal Preservation Portfolio                      $     110                           $        55
---------------------------------------
*        Pursuant to the above-mentioned expense limitation.



     Such distribution fees were utilized in connection with the distribution of each Portfolio's shares as follows:

                                                     Printing and
                                                       mailing of                          Direct
                                                    prospectuses to      Payments to     payments to
                                                   other than current     brokers or        sales
Portfolio                           Advertising       shareholders         dealers        personnel        Other
---------                           -----------       ------------         -------        ---------        -----

Aggressive Growth Portfolio
Growth Portfolio
Global Portfolio
Balanced Portfolio
Current Income Portfolio
Principal Preservation Portfolio


                       CUSTODIAN, COUNSEL AND AUDITORS

     Each Portfolio self-custodies its assets pursuant to Rule 17f-2 under the 1940 Act and the Gardner Fund SEC No-Action Letter (February 5, 1988), subject to certain internal controls and verification procedures to be approved by the Fund's Board of Directors and reviewed annually.

     Dorsey & Whitney LLP, 200 South Sixth Street, Minneapolis, MN 55402, is independent legal counsel for the Portfolios. Dorsey & Whitney LLP also serves as independent legal counsel for the Underlying Funds.

     KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, MN 55402, acts as the Portfolios' independent auditors. KPMG Peat Marwick LLP also acts as the Underlying Funds' independent auditors.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Because the Portfolios invest only in the Underlying Funds, Portfolio transactions are effected without commissions.


     Generally, an Underlying Fund must deal with brokers. The Adviser selects and (where applicable) negotiates commissions with the brokers who execute the transactions for such Underlying Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, the Adviser may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). The Adviser may direct Underlying Fund transactions to brokers who furnish research services to the Adviser. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for the Adviser, an Underlying Fund enables the Adviser to supplement its own investment research activities and allows the Adviser to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for an Underlying Fund. To the extent such commissions are directed to brokers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to an Underlying Fund from these commissions. Generally an Underlying Fund pays higher than the lowest commission rates available.

     The Adviser believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by the managed fund investing in common stocks and managed accounts investing in common stocks would primarily benefit the Underlying Fund and accounts.

     There is no formula for the allocation by the Adviser of each Underlying Fund's brokerage business to any broker-dealers for brokerage and research services. However, the Adviser will authorize an Underlying Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Although investment decisions for an Underlying Fund are made independently from other accounts as to which the Adviser gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to each Underlying Fund and such accounts. The simultaneous purchase or sale of the same securities by an Underlying Fund and other accounts may have detrimental effects on an Underlying Fund, as they may affect the price paid or received by an Underlying Fund or the size of the position obtainable by an Underlying Fund.


     Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Underlying Fund may determine, the Adviser may consider sales of shares of the IAI Mutual Funds as a factor in the selection of broker-dealers to execute the Underlying Fund's securities transactions.


                                  CAPITAL STOCK

AGGRESSIVE GROWTH PORTFOLIO

     LifeUSA Aggressive Growth Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as LifeUSA Aggressive Growth Portfolio. As of December 31, 1997, LifeUSA Aggressive Growth Portfolio had 15,181 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Aggressive Growth Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Aggressive Growth Portfolio, except as set forth in the following table:

======================================= ====================================== ======================================
Name and Address of Shareholder                   Number of Shares                       Percent of Class
======================================= ====================================== ======================================

LifeUSA Securities, Inc.                              1860.125                                11.85%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

Ralph  Strangis                                       2460.176                                15.67%
5500 Norwest Center
Minneapolis, MN 55402

     In addition, as of January 30, 1998, LifeUSA Aggressive Growth Portfolio's officers and directors as a group owned less than 1% of LifeUSA Aggressive Growth Portfolio's outstanding shares.

GROWTH PORTFOLIO

     LifeUSA Growth Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized
10,000,000,000 shares of $.01 par value common stock to be issued as Series B common shares. The investment portfolio represented by such shares is referred to as LifeUSA Growth Portfolio. As of December 31, 1997, LifeUSA Growth Portfolio had 9,832 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Growth Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Growth Portfolio, except as set forth in the following table:

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

LifeUSA Securities, Inc.                                 1903.945                              17.91%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

Daniel K. Rourke & Donna G. Rourke JTWROS                586.717                                5.35%
21421 N. 142nd Dr.
Sun City West, AZ 85375-5965

Alexander & Crabtree PC 401(k) PSP                       590.207                                5.55%
fbo Hugh Alexander DTD 1/1/97
Hugh Alexander, Trustee
216 - 16th St., Ste 1300
Denver, CO 80202

                                       35

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

Alexander & Crabtree PC 401(k) PSP                       622.456                                5.85%
fbo Hugh Alexander DTD 1/1/97
Hugh Alexander, Trustee
216 - 16th St., Ste 1300
Denver, CO 80202

C. Scott Crabtree                                        1164.130                              10.95%
Investment Advisers, Inc. Custodian
IRA Qualified Plan Rollover
3363 W. 109th Circle
Westminster, CO 80030

Joann Rothstein                                          613.024                                5.77%
Investment Advisers, Inc. Custodian
Individual Retirement Account
216 Jay Ave. SE
Box 462
Richmond, MN 56368

     In addition, as of January 30, 1998, LifeUSA Growth Portfolio's officers and directors as a group owned less than 1% of LifeUSA Growth Portfolio's outstanding shares.


GLOBAL PORTFOLIO

     LifeUSA Global Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized
10,000,000,000 shares of $.01 par value common stock to be issued as Series C common shares. The investment portfolio represented by such shares is referred to as LifeUSA Global Portfolio. As of December 31, 1997, LifeUSA Global Portfolio had 7,836 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Global Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Global Portfolio, except as set forth in the following table:

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

LifeUSA Securities, Inc.                                 1934.626                              27.01%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

Mark A. Zesbaugh and Jodie M. Zesbaugh                   1541.289                              21.52%
JTWROS
3973 Trotters Court
Eagan, MN 55122

                                       36

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

Robert W. MacDonald                                      1029.532                              14.37%
422 Lafayette Avenue
Excelsior, MN 55331

Bonnie L. Sadergaski                                     481.858                                6.73%
7849 Upper 145th Court West
Apple Valley, MN 55124

C. Scott Crabtree                                        529.313                                7.39%
Investment Advisers, Inc. Custodian
IRA Qualified Plan Rollover
3363 W. 109th Circle
Westminster, CO 80030

     In addition, as of January 30, 1998, LifeUSA Global Portfolio's officers and directors as a group owned less than 1% of LifeUSA Global Portfolio's outstanding shares.

BALANCED PORTFOLIO

     LifeUSA Balanced Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized
10,000,000,000 shares of $.01 par value common stock to be issued as Series D common shares. The investment portfolio represented by such shares is referred to as LifeUSA Balanced Portfolio. As of December 31, 1997, LifeUSA Balanced Portfolio had 9,321 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Balanced Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Balanced Portfolio, except as set forth in the following table:

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

LifeUSA Securities, Inc.                                 1907.232                              19.16%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

Margery G. Hughes                                        513.483                                5.16%
10 Willow Woods Drive
Tonka Bay, MN 55331

Daniel K. Rourke & Donna G. Rourke JTWROS                533.501                                5.36%
21421 N. 142nd Dr.
Sun City West, AZ 85375-5965

                                       37

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

Richard P. Lapcinski and Mary K.                         1141.127                              11.47%
Lapcinski JTWROS
6920 Lombardy Lane
Crystal, MN 55428

Alexander & Crabtree PC 401(k) PSP                       597.845                                6.01%
fbo Hugh Alexander DTD 1/1/97
Hugh Alexander, Trustee
216 - 16th St., Ste 1300
Denver, CO 80202

Alexander & Crabtree PC 401(k) PSP                       630.441                                6.33%
fbo Hugh Alexander DTD 1/1/97
Hugh Alexander, Trustee
216 - 16th St., Ste 1300
Denver, CO 80202

C. Scott Crabtree                                        1012.326                              10.17%
Investment Advisers, Inc. Custodian
IRA Qualified Plan Rollover
3363 W. 109th Circle
Westminster, CO 80030

     In addition, as of January 30, 1998, LifeUSA Balanced Portfolio's officers and directors as a group owned less than 1% of LifeUSA Balanced Portfolio's outstanding shares.


CURRENT INCOME PORTFOLIO

     LifeUSA Current Income Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized
10,000,000,000 shares of $.01 par value common stock to be issued as Series E common shares. The investment portfolio represented by such shares is referred to as LifeUSA Current Income Portfolio. As of December 31, 1997, LifeUSA Current Income Portfolio had 2,894 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Current Income Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Current Income Portfolio, except as set forth in the following table:

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

LifeUSA Securities, Inc.                                 1986.013                              67.96%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

                                       38

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

Richard P. Lapcinski and Mary K.                         722.200                               24.71%
Lapcinski JTWROS
6920 Lombardy Lane
Crystal, MN 55428

     In addition, as of January 30, 1998, LifeUSA Current Income Portfolio's officers and directors as a group owned less than 1% of LifeUSA Current Income Portfolio's outstanding shares.

PRINCIPAL PRESERVATION PORTFOLIO

     LifeUSA Principal Preservation Portfolio is a separate portfolio of LifeUSA Funds, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A - F). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of LifeUSA Funds, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. LifeUSA Funds, Inc. has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series F common shares. The investment portfolio represented by such shares is referred to as LifeUSA Principal Preservation Portfolio. As of December 31, 1997, LifeUSA Principal Preservation Portfolio had 2,914 shares outstanding.

     As of January 30, 1998, no person held of record or, to the knowledge of LifeUSA Principal Preservation Portfolio beneficially owned more than 5% of the outstanding shares of LifeUSA Principal Preservation Portfolio, except as set forth in the following table:

========================================== ===================================== ====================================
Name and Address of Shareholder                      Number of Shares                     Percent of Class
========================================== ===================================== ====================================

LifeUSA Securities, Inc.                                 1988.914                              65.94%
Attn:  Bardi Huppert
PO Box 59177
Minneapolis, MN 55459

Alexis Hughes                                            270.555                                8.97%
10 Willow Woods Drive
Tonka Bay, MN 55331

Bonnie L. Sadergaski                                     582.557                               19.31%
7849 Upper 145th Court West
Apple Valley, MN 55124

     In addition, as of January 30, 1998, LifeUSA Principal Preservation Portfolio's officers and directors as a group owned less than 1% of LifeUSA Principal Preservations Portfolio's outstanding shares.

     As a result of its owning more than 25% of the shares of each of Global Portfolio, Current Income Portfolio and Principal Preservation Portfolio, LifeUSA Securities, Inc. may be deemed to control each such Portfolio. LifeUSA Securities, Inc. is organized under the laws of the State of Minnesota and is a wholly-owned subsidiary of LifeUSA Holding, Inc.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The portfolio securities in which each Portfolio invests fluctuate in value, and hence, for each Portfolio, the net asset value per share also fluctuates.


     The net asset value per share of a Portfolio is determined once daily normally as of the close of trading on the New York Stock Exchange, normally 3:00 p.m. Central time, on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of a Portfolio is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



     On December 31, 1997, the net asset value and public offering price per share of each Portfolio were calculated as follows:

AGGRESSIVE GROWTH PORTFOLIO

NAV      =        Net Assets ($176,496)                =        $11.63
                  -----------------------------------
                  Shares Outstanding (15,181)

GROWTH PORTFOLIO

NAV      =        Net Assets ($105,079)                =        $10.69
                  -----------------------------------
                  Shares Outstanding (9,832)

GLOBAL PORTFOLIO

NAV      =        Net Assets ($75,595)                =        $9.65
                  -----------------------------------
                  Shares Outstanding (7,836)

BALANCED PORTFOLIO

NAV      =         Net Assets ($97,076)                =        $10.41
                  -----------------------------------
                  Shares Outstanding (9,321)

CURRENT INCOME PORTFOLIO

NAV      =        Net Assets ($28,827)                =        $9.96
                  -----------------------------------
                  Shares Outstanding (2,894)

PRINCIPAL PRESERVATION PORTFOLIO

NAV      =         Net Assets ($28,083)                =        $9.64
                  -----------------------------------
                  Shares Outstanding (2,914)




     Each Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Portfolio's behalf. Each Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at a Portfolio's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

                                   TAX STATUS

     The tax status of the Portfolios and the distributions of the Portfolios are summarized in the Prospectus under "Dividends, Distributions and Tax Status." Each Portfolio intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Portfolio will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

     To qualify under Subchapter M for tax treatment as a regulated investment company, each Portfolio must, among other things: (1) derive at least 90% of its gross income from dividends, interest, and certain other types of payments related to its investment in stock or securities; (2) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Portfolio's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Each Portfolio is subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. For this purpose, any amount on which the Portfolio is subject to corporate-level income tax is considered to have been distributed. In order to avoid the imposition of this excise tax, each Portfolio must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (long-term, mid-term and short-term) for the twelve-month period ending December 31 of the calendar year.

     Any loss on the sale or exchange of shares of a Portfolio generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Portfolio within 30 days before or after such sale or exchange. Furthermore, if Portfolio shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

     For federal tax purposes, if a shareholder exchanges shares of a Portfolio for shares of any other Portfolio pursuant to the exchange privilege (see "Exchange Privilege" in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged.

     Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December, made payable to shareholders of record in such a month and actually paid in January of the following year are treated as paid and are thereby taxable to shareholders as of December 31.

     Pursuant to the Code, distributions of net investment income by a Portfolio to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Portfolio will report annually to its shareholders the amount of any withholding.

     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                        LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each Portfolio's Board of Directors owes certain fiduciary duties to the Portfolio and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of LifeUSA Funds, Inc. limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              FINANCIAL STATEMENTS

     The financial statements, included as part of the Portfolios' 1997 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Funds at no additional charge.

                     APPENDIX A - RATINGS OF DEBT SECURITIES

     A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Underlying Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS BY MOODY'S

CORPORATE BONDS

     Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B.  Bonds  rated  B  generally  lack   characteristics   of  the  desirable
investment. Assurances of interest and principal payment or maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicates bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings or projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. With respect to municipal securities, those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

COMMERCIAL PAPER

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime - 1 Superior ability for repayment of senior short-term debt obligations

     Prime  -  2  Strong  ability  for  repayment  of  senior   short-term  debt
obligations

     Prime - 3 Acceptable ability for repayment of senior short-term debt obligations

     If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

RATINGS BY S&P

CORPORATE BONDS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

     CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC. Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C. The rating C typically applied to debt subordinated to senior debt which assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The D rating will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for the AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

COMMERCIAL PAPER

     A. This highest rating category indicates the greatest capacity for timely payment. Issues in this category are further defined with the designations 1, 2, and 3 to indicate the relative degree to safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

     A-2. Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designed A-1.

     A-3. Issues carrying this designation have adequate capacity for timely repayment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                     ------

Item 24. Financial Statements and Exhibits
------------------------------------------

         (a)      Financial Statements (3)


         (b)      Exhibits

                  (1)      Articles of Incorporation (1)

                  (1A)     Certificate of Designation (1)

                  (2)      Bylaws (1)

                  (5) Investment Advisory and Administrative Services Agreement (2)

                  (6A)     Underwriting and Distribution Agreement (2)

                  (6B)     Dealer Sales Agreement (2)

                  (10)     Opinion and Consent of Counsel (2)

                  (11)     Consent of Independent Auditors

                  (13)     Letter of Investment Intent  (2)

                  (15)     Plan of Distribution (2)

                  (99)     Annual Report (4)


     (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on October 16, 1996.

     (2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on January 24, 1997.


     (3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on July 1, 1997.

     (4) Incorporated by reference to the Annual Report filed electronically on Form N-30D on February 27, 1998.


Item 25. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

     See the sections of the Prospectus entitled "Management" and "Description of Common Stock" and the section of the Statement of Additional Information entitled "Management," filed as part of this Registration Statement.

Item 26. Number of Holders Securities.
--------------------------------------

                                                                                      Number of Record Holders
Portfolio                                 Title of Class                               as of January 31, 1998
---------                                 --------------                                -------------------

LifeUSA Funds, Inc.                   Common Stock (Series A)                                       138
                                      Common Stock (Series B)                                        55
                                      Common Stock (Series C)                                        20
                                      Common Stock (Series D)                                        37
                                      Common Stock (Series E)                                         5
                                      Common Stock (Series F)                                         6

                                     III-1

Item 27. Indemnification.
-------------------------

     Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on October 16, 1996.


Item 28. Business and Other Connections of Investment Adviser.
--------------------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

     Name                                                     Title
     ----                                                     -----

Jeffrey R. Applebaum                                          Senior Vice President
Scott Allen Bettin                                            Senior Vice President
Archie Campbell Black, III                                    Senior Vice President/Treasurer
Iain D. Cheyne                                                Chairman/Director
Stephen C. Coleman                                            Senior Vice President
Larry Ray Hill                                                Executive Vice President
Richard A. Holway                                             Senior Vice President
Irving Philip Knelman                                         President/Chief Operating Officer/Director
Kevin McKendry                                                Director
Timothy A. Palmer                                             Senior Vice President
Peter Phillips                                                Director
Noel Paul Rahn                                                Chief Executive Officer/Director
James S. Sorenson                                             Senior Vice President
R. David Spreng                                               Senior Vice President
Christopher John Smith                                        Senior Vice President/Secretary

     All of such persons have been affiliated with IAI for more than two years except Messrs. Cheyne, McKendry and Phillips. Prior to being appointed to the Board in 1996, Mr. Cheyne was General Manager of Corporate Banking of Lloyds Bank plc, and currently is Managing Director, International Banking, Lloyds TSB Group plc, St. George's House, 6-8 Eastcheap, London, England EC3M 1LL since 1972. Prior to being appointed to the Board in 1996, Mr. McKendry was and remains Bank Counsel to Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1979. Prior to being appointed to the Board in 1996, Mr. Phillips was and remains Executive Vice President and General Manager of Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1993.

     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.

     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

                                     III-2

Name                                                          Title
----                                                          -----
Noel Paul Rahn                                                Chairman of the Board of Directors
Roy C. Gillson                                                Chief Investment Officer/Director
Iain D. Cheyne                                                Director
Irving Philip Knelman                                         Director
Hilary Fane                                                   Deputy Chief Investment Officer/Director
Feidhlim O'Broin                                              Associate Director

     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The principal officers and directors of IAI Trust Company and their titles are as follows:

Name                                                          Title
----                                                          -----
Archie C. Black                                               Chairman of the Board/President//Treasurer
Christopher J. Smith                                          Director/Vice President
Susan J. Haedt                                                Vice President/Director
Darcy Kent                                                    Supervisor of Trust Services
Steven G. Lentz                                               Secretary/Director


Item 29.  Principal Underwriters
--------  ----------------------

         (a) None
         (b) LifeUSA Securities, Inc. is the Portfolio's principal underwriter. Its offices and directors are as follows:

                    Name and Principal                  Positions and Offices            Positions and Offices
                     Business Address                      with Underwriter                 with Registrant
                     ----------------                      ----------------                 ---------------

                    Robert McDonald                             Director                          None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Mark Zesbaugh                         President, CEO, CFO,                    None
                    300 South Highway 169                 Secretary, Treasurer
                    Minneapolis, MN 55426

                    Margery Hughes                              Director                          None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Philip Rosenbaum                  Financial Operations Officer                None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Bardea Huppert                     Senior Vice President, COO                 None
                    300 South Highway 169
                    Minneapolis, MN 55426

         (c)      None

                                      III-3

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

     All accounts, books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 3700 First Bank Place, Minneapolis, Minnesota 55402.

Item 31. Management Services.
-----------------------------

     Not applicable.


Item 32. Undertakings.
----------------------

         (a)      Not applicable.

         (b) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                     III-4

                                  SIGNATURES
                                  ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of its Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 23rd day of February, 1998.



                                  LifeUSA FUNDS, INC.
                                  (Registrant)


                                  By /s/ Noel P. Rahn
                                     Noel P. Rahn, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Noel P. Rahn                            President (principal                February 23, 1998
Noel P. Rahn                                executive officer)


/s/ Archie C. Black III                     Treasurer (principal                February 23, 1998
Archie C. Black III                         financial and accounting
                                            officer)


Madeline Betsch   (1)                       Director

W. William Hodgson (1)                      Director

George R. Long (1)                          Director

J. Peter Thompson (1)                       Director

Charles H. Withers (1)                      Director


/s/ William C. Joas                         February 23, 1998
William C. Joas
Attorney-in-Fact

(1) Registrant's directors executing Powers of Attorney dated October 14, 1996.

                                  EXHIBIT INDEX


Exhibit No.       Exhibit Description                  Sequential Page No.
-----------       -------------------                  -------------------
   11             Consent of Independent Auditors